Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CTRIP COM INTERNATIONAL LTD
Entity Central Index Key	0001269238
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	35,849,473

Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Product development [Member] USD ($)	Dec. 31, 2011 Product development [Member] CNY	Dec. 31, 2010 Product development [Member] CNY	Dec. 31, 2009 Product development [Member] CNY	Dec. 31, 2011 Sales and marketing [Member] USD ($)	Dec. 31, 2011 Sales and marketing [Member] CNY	Dec. 31, 2010 Sales and marketing [Member] CNY	Dec. 31, 2009 Sales and marketing [Member] CNY	Dec. 31, 2011 General and administrative [Member] USD ($)	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2010 General and administrative [Member] CNY	Dec. 31, 2009 General and administrative [Member] CNY	Dec. 31, 2011 Ordinary share [Member] USD ($)	Dec. 31, 2011 Ordinary share [Member] CNY	Dec. 31, 2010 Ordinary share [Member] CNY	Dec. 31, 2009 Ordinary share [Member] CNY	Dec. 31, 2011 ADS [Member] USD ($)	Dec. 31, 2011 ADS [Member] CNY	Dec. 31, 2010 ADS [Member] CNY	Dec. 31, 2009 ADS [Member] CNY
Revenue:
Hotel reservation	$ 236,244,436	1,486,898,858	1,278,043,673	940,682,312
Air-ticketing	228,335,081	1,437,118,164	1,206,921,479	868,379,184
Packaged-tour	84,945,770	534,640,183	380,307,487	175,867,386
Corporate travel	25,677,263	161,610,123	129,658,427	83,136,519
Others	16,847,561	106,036,864	71,781,955	54,496,575
Total revenues	592,050,111	3,726,304,192	3,066,713,021	2,122,561,976
Less: business tax and related surcharges	(36,260,437)	(228,219,564)	(185,479,524)	(134,555,018)
Net revenues	555,789,674	3,498,084,628	2,881,233,497	1,988,006,958
Cost of revenues	(127,922,240)	(805,129,784)	(625,261,342)	(450,602,773)
Gross profit	427,867,434	2,692,954,844	2,255,972,155	1,537,404,185
Operating expenses:
Product development	(95,566,400)	(601,485,367)	(453,853,000)	(308,451,348)
Sales and marketing	(99,238,896)	(624,599,686)	(453,292,701)	(345,289,299)
General and administrative	(63,692,722)	(400,875,621)	(294,701,167)	(196,297,316)
Total operating expenses	(258,498,018)	(1,626,960,674)	(1,201,846,868)	(850,037,963)
Income from operations	169,369,416	1,065,994,170	1,054,125,287	687,366,222
Interest income	16,842,126	106,002,655	37,585,865	17,392,472
Other income	18,688,528	117,623,725	99,125,516	60,801,280
Income before income tax expense, equity in income of affiliates and noncontrolling interests	204,900,070	1,289,620,550	1,190,836,668	765,559,974
Income tax expense	(41,657,196)	(262,186,225)	(205,016,961)	(131,658,085)
Equity in income of affiliates	9,139,934	57,525,830	66,171,992	32,869,419
Net income	172,382,808	1,084,960,155	1,051,991,699	666,771,308
Less: Net income attributable to noncontrolling interests	(1,357,705)	(8,545,258)	(3,921,959)	(7,797,686)
Net income attributable to Ctrip's shareholders	171,025,103	1,076,414,897	1,048,069,740	658,973,622
Net income	172,382,808	1,084,960,155	1,051,991,699	666,771,308
Other comprehensive income:
Foreign currency translation	(15,070,371)	(94,851,411)	(70,001,987)	1,652,997
Unrealized securities holding gains / (losses)	(43,945,241)	(276,586,950)	346,716,514	17,243,654
Total comprehensive income	113,367,196	713,521,794	1,328,706,226	685,667,959
Less: Comprehensive income attributable to noncontrolling interests	(1,357,705)	(8,545,258)	(3,921,959)	(9,390,353)
Comprehensive income attributable to Ctrip's shareholders	112,009,491	704,976,536	1,324,784,267	676,277,606
Earnings per ordinary share/ADS
Basic																	$ 4.75	29.92	29.62	19.62	$ 1.19	7.48	7.4	4.9
Diluted																	$ 4.5	28.3	27.89	18.69	$ 1.12	7.08	6.97	4.67
Weighted average ordinary shares outstanding
Basic shares	35,977,063	35,977,063	35,385,451	33,592,334
Diluted shares	38,030,974	38,030,974	37,577,056	35,250,335
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ (54,464,061)	(342,791,357)	(242,561,458)	(130,528,827)	$ (15,722,419)	(98,955,335)	(64,254,080)	(33,862,928)	$ (7,656,782)	(48,191,019)	(33,202,984)	(18,864,102)	$ (31,084,860)	(195,645,003)	(145,104,394)	(77,801,797)

Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 556,638,717	3,503,428,418	2,153,935,111
Restricted cash	33,625,621	211,636,294	224,179,126
Short-term investment	204,717,514	1,288,471,562	1,178,278,063
Accounts receivable, net	125,365,247	789,036,329	621,548,849
Due from related parties	793,556	4,994,560	3,216,628
Prepayments and other current assets	89,164,612	561,193,151	352,614,489
Deferred tax assets, current	6,320,755	39,782,201	37,136,184
Total current assets	1,016,626,022	6,398,542,515	4,570,908,450
Long-term deposits	24,684,296	155,360,492	155,856,622
Land use rights	18,027,121	113,460,899	106,333,805
Property, equipment and software	108,661,382	683,903,870	653,678,980
Investments	207,366,663	1,305,145,043	1,574,230,623
Goodwill	126,885,042	798,601,767	758,231,441
Intangible assets	48,685,265	306,420,192	296,964,092
Total assets	1,550,935,791	9,761,434,778	8,116,204,013
Current liabilities:
Accounts payable	121,269,177	763,256,074	595,283,281
Due to related parties	1,461,027	9,195,558	11,866,285
Salary and welfare payable	23,121,441	145,524,036	159,258,508
Taxes payable	35,050,465	220,604,123	161,772,241
Advances from customers	173,318,938	1,090,852,066	595,737,152
Accrued liability for customer reward program	25,713,553	161,838,531	121,319,301
Other payables and accruals	28,089,080	176,789,865	235,661,747
Total current liabilities	408,023,681	2,568,060,253	1,880,898,515
Deferred tax liabilities, non-current	7,675,478	48,308,692	45,382,710
Total liabilities	415,699,159	2,616,368,945	1,926,281,225
Commitments and contingencies (Note 16)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 35,885,163 and 35,849,473 share issued and outstanding as of December 31, 2010 and 2011, respectively.)	467,044	2,939,527	2,926,132
Additional paid-in capital	550,679,932	3,465,924,424	3,073,551,037
Statutory reserves	15,578,523	98,049,668	93,384,908
Accumulated other comprehensive income/(loss)	(27,402,132)	(172,466,277)	198,972,084
Retained earnings	604,809,220	3,806,608,747	2,734,858,610
Less: Treasury stock (0 and 242,832 shares at December 31, 2010 and 2011, respectively)	(25,224,618)	(158,761,225)	0
Total Ctrip's shareholders' equity	1,118,907,969	7,042,294,864	6,103,692,771
Noncontrolling interests	16,328,663	102,770,969	86,230,017
Total shareholders' equity	1,135,236,632	7,145,065,833	6,189,922,788
Total liabilities and shareholders' equity	$ 1,550,935,791	9,761,434,778	8,116,204,013

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' equity
Share capital, par value	$ 0.01	$ 0.01
Share capital, shares authorized	100,000,000	100,000,000
Share capital, shares issued	35,849,473	35,885,163
Share capital, shares outstanding	35,849,473	35,885,163
Treasury stock, shares	242,832	0

Consolidated Statements of Shareholders' Equity	Ordinary share [Member] CNY	Additional paid-in capital [Member] CNY	Statutory reserves [Member] CNY	Accumulated other comprehensive income/(loss) [Member] CNY	Retained earnings [Member] CNY	Treasury stock [Member] CNY	Total Ctrip's shareholders' equity [Member] CNY	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Beginning balance, par value at Dec. 31, 2008	2,761,259	967,687,772	75,948,298	(95,046,427)	1,060,620,258		2,011,971,160	2,628,093		2,014,599,253
Beginning balance, number of shares at Dec. 31, 2008	33,468,023
Exercise of share option, number of shares	586,921									586,921
Exercise of share option, par value	40,075	107,739,657					107,779,732			107,779,732
Share-based compensation		130,528,827					130,528,827			130,528,827
Capitalization of statutory reserves		15,368,400	(15,368,400)
Appropriations to statutory reserves			11,909,284		(11,909,284)
Foreign currency translation adjustments				60,330			60,330	1,592,667		1,652,997
Transfer of unrealized securities holding losses on obtaining control in the investee				17,243,654			17,243,654			17,243,654
Unrealized securities holding gains / (losses)										17,243,654
Net income					658,973,622		658,973,622	7,797,686		666,771,308
Acquisition of a subsidiary								158,479,081		158,479,081
Acquisition of additional stake in a subsidiary		(1,509,406)					(1,509,406)	(108,347,148)		(109,856,554)
Disposal of a subsidiary								(490,000)		(490,000)
Ending balance, par value at Dec. 31, 2009	2,801,334	1,219,815,250	72,489,182	(77,742,443)	1,707,684,596		2,925,047,919	61,660,379		2,986,708,298
Ending balance, number of shares at Dec. 31, 2009	34,054,944
Exercise of share option, number of shares	191,469									191,469
Exercise of share option, par value	12,940	49,508,374					49,521,314			49,521,314
Transaction offering, number of shares	1,638,750
Transaction offering, par value	111,858	1,564,091,883					1,564,203,741			1,564,203,741
Share-based compensation		242,561,458					242,561,458			242,561,458
Appropriations to statutory reserves			20,895,726		(20,895,726)
Foreign currency translation adjustments				(70,001,987)			(70,001,987)			(70,001,987)
Unrealized securities holding gains / (losses)				346,716,514			346,716,514			346,716,514
Net income					1,048,069,740		1,048,069,740	3,921,959		1,051,991,699
Acquisition of a subsidiary								40,338,913		40,338,913
Establishment of a variable interest entity ("VIE")								150,000		150,000
Acquisition of additional stake in a subsidiary		(2,425,928)					(2,425,928)	(19,841,234)		(22,267,162)
Ending balance, par value at Dec. 31, 2010	2,926,132	3,073,551,037	93,384,908	198,972,084	2,734,858,610		6,103,692,771	86,230,017		6,189,922,788
Ending balance, number of shares at Dec. 31, 2010	35,885,163
Exercise of share option, number of shares	207,142								207,142
Exercise of share option, par value	13,395	51,054,507					51,067,902			51,067,902
Share-based compensation		341,581,534					341,581,534			341,581,534
Appropriations to statutory reserves			4,664,760		(4,664,760)
Repurchasing common stock	(242,832)					(158,761,225)	(158,761,225)			(158,761,225)
Foreign currency translation adjustments				(94,851,411)			(94,851,411)		(15,070,371)	(94,851,411)
Unrealized securities holding gains / (losses)				(276,586,950)			(276,586,950)		(43,945,241)	(276,586,950)
Net income					1,076,414,897		1,076,414,897	8,545,258	172,382,808	1,084,960,155
Acquisition of a subsidiary								18,137,400		18,137,400
Acquisition of additional stake in a subsidiary		(262,654)					(262,654)	(10,141,706)		(10,404,360)
Ending balance, par value at Dec. 31, 2011	2,939,527	3,465,924,424	98,049,668	(172,466,277)	3,806,608,747	(158,761,225)	7,042,294,864	102,770,969	$ 1,135,236,632	7,145,065,833
Ending balance, number of shares at Dec. 31, 2011	35,849,473

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 172,382,808	1,084,960,155	1,051,991,699	666,771,308
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	54,464,061	342,791,357	242,561,458	130,528,827
Equity in income of affiliates	(9,139,934)	(57,525,830)	(66,171,992)	(32,869,419)
Provision for doubtful accounts	29,464	185,443	2,522,077	3,929,035
Depreciation of property, equipment and software	12,521,627	78,809,867	62,929,541	45,196,678
Amortization of intangible assets and land use rights	1,758,314	11,066,656	9,742,475	8,135,635
Deferred income tax benefit provision	(538,384)	(3,388,535)	(18,127,580)	(14,343,474)
Loss from disposal of property, equipment and software	536,940	3,379,449	1,534,119	461,358
Changes in current assets and liabilities:
Increase in accounts receivable	(26,480,948)	(166,668,439)	(179,508,575)	(143,175,414)
Increase (Decrease) in due from related parties	(275,328)	(1,732,887)	1,216,410	724,058
Increase in prepayments and other current assets	(32,363,781)	(203,694,403)	(61,770,468)	(13,532,621)
Decrease (Increase) in long-term deposits	78,827	496,130	(12,583,994)	7,546,116
Increase in accounts payable	26,437,615	166,395,703	186,294,824	111,326,932
Decrease (Increase) in due to related parties	(798,536)	(5,025,904)	8,376,634	215,172
Decrease (Increase) in salary and welfare payable	(2,227,865)	(14,021,957)	5,602,497	57,185,869
Increase in taxes payable	9,577,848	60,282,019	14,903,513	84,356,470
Increase in advances from customers	77,378,165	487,010,431	232,192,281	51,780,875
Increase in accrued liability for customer reward program	6,437,857	40,519,230	33,064,306	28,529,276
Increase in other payables and accruals	4,365,565	27,476,422	35,448,607	34,821,502
Net cash provided by operating activities	294,144,315	1,851,314,907	1,550,217,832	1,027,588,183
Cash flows from investing activities:
Purchase of property, equipment and software	(32,604,981)	(205,212,492)	(162,378,845)	(175,946,816)
Cash paid for investments	(810,308)	(5,100,000)	(533,009,269)	(358,215,242)
Cash paid for acquisition, net of cash acquired	(4,374,451)	(27,532,356)	(636,643,782)	(177,666,916)
Purchase of intangible assets	(513,807)	(3,233,850)	(3,583,200)	(2,200,000)
Purchase of land use rights	(1,548,769)	(9,747,800)	0	0
(Increase) Decrease in restricted cash	878,185	5,527,208	(104,698,534)	(56,971,348)
(Increase) Decrease in short-term investment	(15,038,048)	(94,647,972)	(1,000,086,864)	9,123,201
Disposal of a subsidiary	0	0	0	(490,000)
Net cash used in investing activities	(54,012,179)	(339,947,262)	(2,440,400,494)	(762,367,121)
Cash flows from financing activities:
Cash received from issuance of common stock	0	0	1,564,203,741	0
Proceeds from exercise of share option	8,645,917	54,416,536	60,994,078	96,857,641
Repurchase of common stock	(25,224,618)	(158,761,225)	0	0
Cash paid to noncontrolling investors	(1,653,086)	(10,404,359)	0	0
Cash received from noncontrolling investors	0	0	150,000	0
Net cash (used in) provided by financing activities	(18,231,787)	(114,749,048)	1,625,347,819	96,857,641
Effect of foreign exchange rate changes on cash and cash equivalents	(7,487,456)	(47,125,290)	(15,848,428)	2,712,315
Net increase in cash and cash equivalents	214,412,893	1,349,493,307	719,316,729	364,791,018
Cash and cash equivalents, beginning of year	342,225,824	2,153,935,111	1,434,618,382	1,069,827,364
Cash and cash equivalents, end of year	556,638,717	3,503,428,418	2,153,935,111	1,434,618,382
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	31,411,437	197,700,444	184,863,797	93,302,980
Supplemental schedule of non-cash investing and financing activities
Accruals related to purchase of property, equipment and software	(5,115,324)	(32,195,338)	(120,067,060)	(99,836,309)
Liabilities incurred for acquisitions and investments	$ (1,708,003)	(10,750,000)	(5,100,000)	(28,114,780)

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and nature of operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Ctrip.com International, Ltd. (the “Company”), its subsidiaries and certain VIE. The Company, its subsidiaries and the consolidated VIEs are collectively referred to as the “Group”.

The Group is principally engaged in the provision of travel related services including hotel reservation, air-ticketing, packaged-tour, corporate travel management services, as well as, to a much lesser extent, Internet-related advertising and other related services.

Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Principal accounting policies
2.	PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and certain VIEs. All significant transactions and balances between the Company, its subsidiaries and certain VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Financial Accounting Standard Board (“FASB”) guidance on accounting for VIEs, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. Accordingly, the financial statements of the following VIEs are consolidated into the Company’s financial statements since July 1, 2003 or their respective date of establishment/acquisition, whichever is later:

The following is a summary of the Company’s major VIEs:

Name of VIE	Date of establishment/acquisition
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Nantong Tongcheng Information Technology Co., Ltd. (“Nantong Tongcheng”)	Established on April 16, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011

For the years ended December 31, 2009, 2010 and 2011, the Company would be considered the primary beneficiary of a VIE and consolidated the VIE if the Company had variable interests, that will absorb the entity’s expected losses, receive the entity’s expected residual returns, or both.

In December 2009, the FASB issued Consolidations—Improvements to Financial Reporting by Enterprises Involved with VIEs which replaced the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has 1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses from or the right to receive benefits of the variable interest entity that could potentially be significant to the VIE. The Company adopted the new requirements effective January 1, 2010 and the adoption did not have a material impact on the Company’s consolidated financial statements for the period ended December 31, 2010 and 2011.

Major variable interest entities

As of December 31, 2011, the Company conducts a part of its operations through a series of agreements with certain VIEs as stated in above. These VIEs are used solely to facilitate the Group’s participation in Internet content provision, advertising business, travel agency and air-ticketing services in the People’s Republic of China (“PRC”) where foreign ownership is restricted.

Shanghai Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip Commerce holds a value-added telecommunications business license and is primarily engaged in the provision of advertising business on the Internet website. Two senior officers of the Company collectively hold 100% of the equity interest in Shanghai Ctrip Commerce. The registered capital of Shanghai Ctrip Commerce was RMB30,000,000 as of December 31, 2011.

Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a domestic travel agency license and an air transport sales agency license and mainly provides domestic tour services and air-ticketing services. Shanghai Ctrip Commerce and a senior officer of the Company collectively hold 99.93% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB70,000,000 as of December 31, 2011.

Beijing Ctrip is a domestic company incorporated in Beijing, the PRC. Beijing Ctrip holds an air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. A senior officer of the Company and Shanghai Ctrip Commerce collectively hold 100% of the equity interest in Beijing Ctrip. The registered capital of Beijing Ctrip was RMB40,000,000 as of December 31, 2011.

Guangzhou Ctrip is a domestic company incorporated in Guangzhou, the PRC. Guangzhou Ctrip holds air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. Two senior officers of the Company collectively hold 100% of the equity interest in Guangzhou Ctrip. The registered capital of Guangzhou Ctrip was RMB3,000,000 as of December 31, 2011.

Shanghai Ctrip is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. Two senior officers of the Company collectively control 98.2% of the equity interest in Shanghai Ctrip. The registered capital of Shanghai Ctrip was RMB5,000,000 as of December 31, 2011.

Shenzhen Ctrip is a domestic company incorporated in Shenzhen, the PRC. Shenzhen Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Two senior officers of the Company collectively hold 100% of the equity interest in Shenzhen Ctrip. The registered capital of Shenzhen Ctrip was RMB2,500,000 as of December 31, 2011.

Chengdu Ctrip is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip. The registered capital of Chengdu Ctrip was RMB3,500,000 as of December 31, 2011.

Nantong Tongcheng is a domestic company incorporated in Nantong, the PRC. Nantong Tongcheng was established in April 2007. Nantong Tongcheng holds a value-added telecommunications business license. A family member of senior officer holds 100% of the equity interest in Nantong Tongcheng. The registered capital of Nantong Tongcheng was RMB10,000,000 as of December 31, 2011.

Chengdu Ctrip International is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip International holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip International. The registered capital of Chengdu Ctrip International was RMB2,000,000 as of December 31, 2011.

Ctrip Insurance is an insurance agency incorporated in Shanghai, the PRC. Ctrip Insurance was established in July 2011. Ctrip Insurance holds an insurance agency business license. Shanghai Ctrip Commerce and Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”) hold 100% of the equity interest in Ctrip Insurance. The registered capital of Ctrip Insurance was RMB50,000,000 as of December 31, 2011.

The capital injected by senior officers or senior officer’s family member are funded by the Company and are recorded as long-term business loans to related parties. The Company does not have any ownership interest in these VIEs.

As of December 31, 2011, the Company has various agreements with its consolidated VIEs, including loan agreements, exclusive technical consulting and services agreements, share pledge agreements, exclusive option agreements and other operating agreements.

Details of certain key agreements with the VIEs are as follows:

Powers of Attorney: The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in VIEs and the appointment of the chief officer of the VIEs.

Share Pledge Agreements: The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements.

Exclusive Technical Consulting and Services Agreements: The Company provides the VIEs with technical consulting and related services and information services. The Company is the exclusive provider of these services. The initial term of these agreements is ten years. In consideration for those services, the VIEs agree to pay the Company service fees. The service fees are eliminated upon consolidation.

Business Loan Agreement: Loans were granted to certain directors and officers with the sole and exclusive purpose of providing funds necessary for the capitalization and acquisition of the VIEs. As soon as the Chinese government lifts its substantial restrictions on foreign ownership of the air-ticketing, travel agency, advertising, or Internet content provision business in the PRC, as applicable, the Company will exercise its exclusive option to purchase all outstanding equity interest of the VIEs and the Business Loan Agreements will be cancelled.

Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and its affiliated Chinese entities:

The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the protections afforded to various forms of foreign investments in China. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to us. In addition, any litigation in China may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing or future PRC laws or regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating our income or the income of our affiliated Chinese entities, revoking our business licenses or the business licenses of our affiliated Chinese entities, requiring us and our affiliated Chinese entities to restructure our ownership structure or operations and requiring us or our affiliated Chinese entities to discontinue any portion or all of our value-added telecommunications, airticketing, travel agency or advertising businesses. If the imposing of these penalties cause the Company to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.

Summary financial information of the Group’s VIEs in the consolidated financial statements

Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB254 million as of December 31, 2011. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs, which consisted of accounts payable of RMB538 million, due to related parties of RMB0.2 million, salary and welfare payable RMB51 million, taxes payable of RMB62 million, advance from customers of RMB824 million and other payables and accruals of RMB52 million. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Foreign currencies

The Group’s reporting currency is RMB. The Company’s subsidiaries and VIEs, with an exception of Ctrip.com (Hong Kong) Limited, C-Travel International Limited (“C-Travel”), Starway Hotels (Hong Kong) Limited (“Starway Hong Kong”), ezTravel Co., Ltd. (“ezTravel”) and HKWOT (BVI) Limited (“Wing On Travel”), use RMB as their functional currency. Ctrip.com (Hong Kong) Limited, Starway Hong Kong and Wing On Travel operate primarily using the Hong Kong dollar (“HK$”), C-Travel operates primarily using the United States dollars (“US$”), and ezTravel operates primarily using the Taiwan dollar (“NT$”) and therefore, the HK$, US$ and NT$ have been determined to be the functional currency for the subsidiaries, respectively. From 2009, Ctrip.com International, Ltd., our listed Company incorporated in Cayman Islands, changed its functional currency from RMB to US$ due to changes in its economic facts and circumstances, including growth in existing operations outside of mainland China and an active plan to explore overseas markets. The impact of such change is immaterial to the financial results of the Group for the year ended December 31, 2009.

Transactions denominated in currencies other than functional currencies are translated at the exchange rates quoted by the People’s Bank of China (the “PBOC”), the Hong Kong Association of Banks (the “HKAB”) or major Taiwan banks, prevailing or averaged at the dates of the transaction for PRC and Hong Kong subsidiaries and ezTravel respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates quoted by the PBOC, HKAB or banks located in Taiwan at the balance sheet dates. All such exchange gains and losses are included in the statements of income.

Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 RMB6.2939 on December 30, 2011, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

Stock split

On January 8, 2010, the Company announced a change in the ratio of its ADSs to ordinary shares from two ADS representing one ordinary share to four ADSs representing one ordinary share, effective on January 21, 2010. For Ctrip’s ADS holders, this ratio change had the same effect as a two-for-one ADS split.

All shares and per share amount in these consolidated financial statements and related notes have been retroactively adjusted to reflect the change in ratio for all periods presented.

Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash is substantially cash balance on deposit required by its business partners.

Short-term investment

Short-term investment represents bank certificates of deposit placed with banks or other financial institutions with original maturities from the date of purchase of more than three months.

Land use rights

Land use rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Construction in progress is stated at cost. Construction in progress mainly refers to costs associated with the information and technology center in Chengdu before the buildings are put into service. All direct costs related to the new buildings are capitalized as construction in progress until it is substantially completed and available for use.

Investments

The Company investments include cost method investment, equity method investments and available-for-sale investments in certain publicly traded companies and privately-held companies.

The Company applies equity method in accounting for our investments in entities in which the Company has the ability to exercise significant influence but does not own a majority equity interest or otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. On May 21, 2009, the Company acquired additional equity interest in Home Inns & Hotels Management Inc. (“Home Inns”), resulting in the Company possessing the ability to exercise significant influence and meeting requirement to apply equity method of accounting (Note 7). Under this method, the Company’s share of the post-acquisition profits or losses of an affiliated entity is recognized in the consolidated statements of income and comprehensive income. Unrealized gains on transactions between the Company and the affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in the affiliated entity equals or exceeds its interest in the affiliated entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated entity.

The Company classifies its investments in debt and equity securities into one of three categories and accounts for these as follows: (i) debt securities that the Company has the positive intent and the ability to hold to maturity are classified as “held to maturity” and reported at amortized cost; (ii) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” with unrealized holding gains and losses included in earnings; (iii) debt and equity securities not classified as held to maturity or as trading securities are classified as “available-for-sale” and reported at fair value. The Company has designated its investment in commons shares of China Lodging Group, Limited (“Hanting”) as available-for-sale equity securities and its convertible redeemable preferred shares (“Preferred Share”) of Dining Secretary China Limited (“Dining Secretary”) as available-for-sale debt securities in accordance with Accounting Standard Codification (“ASC”) 320-10, respectively. Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive income (loss), net of tax. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Fair value measurement of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, due from related parties, available-for-sale investments, accounts payable, due to related parties, advances from customers and other payables. As of December 31, 2010 and 2011, carrying values of these financial instruments except for available-for-sale investments approximated their fair values because of their generally short maturities. The Company reports available-for-sale investments at fair value at each balance sheet date and includes any unrealized gains and losses (change in fair value that is considered temporary) in stockholders’ equity or in the statement of income (change in fair value that is considered other-than-temporary).

The Company does not have any financial liabilities which must be measured at fair value on a recurring basis.

We measure our financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Business combinations

U.S. GAAP requires that all business combinations be accounted for under the purchase method. From January 1, 2009, the Group adopted ASC 805, “Business combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

From January 1, 2009, following the adoption of ASC 810, “Consolidation”, the Company also renamed the minority interests to noncontrolling interests and reclassified it on the consolidated balance sheet from the mezzanine section between liabilities and equity to a separate line item in shareholders’ equity. The Company has applied the presentation and disclosure requirements retrospectively for all period presented.

Acquisitions

Wing On Travel

In May 2010, to develop and expand our overseas business, our wholly-owned subsidiary C-Travel, a Cayman Island company, successfully completed the transaction to acquire 90% of the issued share capital of Wing On Travel’s travel service segment, a Hong Kong based travel service provider that offers packaged-tours as well as air tickets and hotel reservation services. We obtained control over Wing On Travel and have consolidated its financial statements since then. The total purchase price for the transaction is approximately RMB598 million (US$88 million). The cash payment is approximately RMB454 million (approximately US$68 million) after the Company assumed net current liability of Wing On Travel as of acquisition date. Based on the Company’s assessment, financial results of Wing On Travel is not considered material to the Group for the year ended December 31, 2010 and 2011.

Purchase Price Allocation

Under business combination accounting rules, the total purchase price was allocated to Wing On Travel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in Wing On Travel over (ii) the fair value of the identifiable net assets of Wing On Travel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of May 27, 2010 are extracted and set out below, which is designated as the acquisition date:

Fair Value
RMB
Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Non-controlling interest (c)	40,338,913

Goodwill (b + c – a)	435,294,603

Goodwill represents the expected synergies from combining operations of the Company and Wing On Travel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of non-controlling interest was measured proportionally based on the purchase price of 90% of its equity interest, taking into consideration of 20% non-controlling interest discount.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of Wing On Travel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the Wing On Travel acquisition were set out below:

	Fair value	Useful lives
	RMB
Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite

	232,183,200

Customer list has been identified as an intangible asset as Wing On Travel has approximately 700 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark refers to the trademark of “Wing On Travel” and logos used. It was registered in Hong Kong, PRC, Macau, Australia, Canada and Japan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs. Wing On Travel is a well recognized branding with over 45 years history in Hong Kong. It has been awarded the honor of “Best Travel Agency in Hong Kong” for 2011, the 6th consecutive year dating back to 2006. The useful life of the trademark is indefinite.

ezTravel

To develop and expand overseas business, in 2006, a wholly-owned subsidiary C-Travel, a Cayman Island company, made a minority investment in ezTravel, an online travel service provider in Taiwan that offers packaged tours as well as hotel and air tickets reservation services. In 2009, the Company consolidated ezTravel’s financial statements as it acquired controlling financial interest of ezTravel since then. The financial results of ezTravel were not significant for the Group for the year ended December 31, 2010 and 2011.

Purchase Price Allocation

Under business combination accounting rules, the total purchase price was allocated to ezTravel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in ezTravel over (ii) the fair value of the identifiable net assets of ezTravel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of acquisition date were set out below:

Fair Value
RMB
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Non-controlling interest at fair value (c)	158,479,081

Goodwill (b + c – a)	249,247,102

Goodwill represents the expected synergies from combining operations of the Company and ezTravel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of non-controlling interest has been determined with regards to the prices in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of ezTravel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the ezTravel acquisition were set out below:

	Fair value	Useful lives
	RMB
Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite

	45,700,613

Customer list has been identified as an intangible asset as ezTravel has approximately 500 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark represents the trademark, ezTravel, which was registered in PRC and Taiwan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs for 10 years; and domain name, which is updated every two years. The trademark is an intangible asset that relates to the name recognition of a company and its products or services. Trademark is increasingly a focus of corporate value for an entity as stronger, well-known names typically command premium pricing and generate excess earnings. The useful life of the trademark is indefinite.

China Software Hotel Information System Co., Ltd (“Software Hotel Information”)

In July 2008, the Company reached an agreement to purchase 90% equity of Software Hotel Information, a leading hotel management system provider in China, to support the Group’s hotel services and develop and expand its travel related business. Total purchase price for this acquisition amounted to RMB80 million, with up to RMB10 million in additional contingent consideration. In April 2009, RMB90 million was agreed and determined as the final purchase price of this acquisition. The financial results of Software Hotel Information were not significant for the Group for the year ended December 31, 2010 and 2011.

The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill by RMB48 million as at December 31, 2008, and further increased to RMB58 million in April 2009 according to the final purchase price.

There is only one reporting unit in the Group. The goodwill arose from the acquisitions discussed above have been allocated to this reporting unit. None of the goodwill acquired is expected to be deductible for income tax purposes.

Other acquisitions

From time to time, the Company selectively acquired or invested in businesses that complement our existing business, and will continue to do so in the future. Other than disclosed above, none of such acquisitions or investments is material to our businesses or financial results.

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if an indication of impairment exists. Recoverability of goodwill is evaluated using a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.

Based on the Company’s results of the qualitative test for goodwill impairment, as of December 31, 2011, the Company believes that it is more-likely-than-not that the fair value of the reporting unit is greater than their respective carrying values. There was no impairment of goodwill during the years ended December 31, 2011, 2010 and 2009. Each quarter the Company reviews the events and circumstances to determine if goodwill impairment is indicated.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete agreements, customer list, supplier relationship, technology patent and a cross-border travel agency license as of December 31, 2010 and 2011. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is three to ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names as of December 31, 2010 and 2011. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable, and also reviews intangible assets with indefinite lives annually for impairment.

No impairment on other intangible assets was recognized for the years ended December 31, 2009, 2010 and 2011.

Impairment of long-lived assets

Long-lived assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Group recognizes impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.

No impairment of long-lived assets was recognized for the years ended December 31, 2009, 2010, and 2011.

Accrued liability for customer reward program

The Group’s customers participate in a reward program, which provides travel awards and other gifts to members based on accumulated membership points that vary depending on the services rendered and fees paid. The estimated incremental costs to provide free travel and other gifts are recognized as sales and marketing expense in the statements of income and comprehensive income and accrued for as a current liability as members accumulate points. As members redeem awards or their entitlements expire, the accrued liability is reduced correspondingly. As of December 31, 2010, and 2011, the Group’s accrued liability for its customer reward program amounted to RMB121,319,301 and RMB161,838,531, respectively, based on the estimated liabilities under the customer reward program.

Revenue recognition

The Group conducts its principal businesses in Great China Area primarily through Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”), Ctrip Travel Information Technology (Shanghai) Co., Ltd. (“Ctrip Travel Information”), Ctrip Travel Network Technology (Shanghai) Co., Ltd. (“Ctrip Travel Network”), Ctrip Information Technology (Nantong) Co., Ltd. (“Ctrip Information Technology”), ezTravel and Wing On Travel. Some of the operations of Ctrip Computer Technology and Ctrip Travel Network are conducted through a series of services and other agreements with the VIEs.

Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology, Starway Shanghai and the VIEs are subject to business tax and related surcharges on the provision of taxable services in the PRC, which include hotel reservation and air-ticketing services provided to customers. In the statements of income and comprehensive income, business tax and related surcharges are deducted from revenues to arrive at net revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to carry out a pilot program of tax reform. Effective January 1, 2012, selected entities within modern service industries will switch from a business tax payer to a value-added tax (“VAT”) payer. The Company expects such tax reform will not have material impact on its consolidated financial statements.

Hotel reservation services

The Group receives commissions from travel suppliers for hotel room reservations through the Group’s transaction and service platform. Commissions from hotel reservation services rendered are recognized after hotel customers have completed their stay at the applicable hotel and upon confirmation of pending payment of the commissions by the hotel. Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets and such incentive commissions are recognized when it is reasonably assured that the Group is entitled to such incentive commissions. The Group generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where customers have completed their stay. The Group presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Group, generally, does not assume inventory risks and has no obligations for cancelled hotel reservations.

Air-ticketing services

Air-ticketing revenues primarily include commissions from air ticket booking and related services, including sales of aviation casualty insurance, and revenue generated from air-ticket delivery services. The Group receives commissions from travel suppliers for air-ticketing services through the Group’s transaction and service platform under various services agreements. Commissions from air-ticketing services rendered are recognized after air tickets are issued. The Group presents revenues from such transactions on a net basis in the statements of income as the Group, generally, does not assume inventory risks and has no obligations for cancelled airline ticket reservations. Loss due to obligations for cancelled airline ticket reservations is minimal in the past.

Packaged-tour

The Group receives referral fees from travel product providers for packaged-tour products and services through the Group’s transaction and service platform. Referral fees are recognized as commissions on a net basis after the packaged-tour service are rendered and collections are reasonably assured.

Shanghai Ctrip, Beijing Ctrip, Guangzhou Ctrip, Shenzhen Ctrip and Wing On Travel conduct domestic and cross-border travel tour services. Revenues, mainly referral fees, are recognized as commissions on a net basis after the services are rendered. In cases where these entities undertake the majority of the business risks and acts as principal related to the travel tour services provided, revenues are recognized at gross amounts received from customers after the services are rendered. Loss due to obligations from cancelled travel services of such principal arrangement is minimal in the past.

Corporate travel

Corporate travel management revenues primarily include commissions from air ticket booking, hotel reservation and packaged-tour services rendered to corporate clients. The Group contracts with corporate clients based on service fee model. Travel reservations are made via on-line and off-line services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered, e.g. air tickets are issued, hotel stays or packaged-tour are completed, and collections are reasonably assured.

Other businesses

Other businesses comprise primarily of Internet-related advertising services, the sale of Property Management System (“PMS”), and related maintenance service, commissions from train tickets booking and money exchange transaction services.

Shanghai Ctrip Commerce receives advertising revenues, which principally represent the sale of banners or sponsorship on the website from customers. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided.

Software Hotel Information conducts sale of PMS and related maintenance service. The sale of PMS is recognized upon customer acceptance. Maintenance service is recognized ratably over the term of the maintenance contract on a straight-line basis.

Allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews on a periodic basis for doubtful accounts for the outstanding trade receivable balances based on historical experience and information available. Additionally, we make specific bad debt provisions based on (i) our specific assessment of the collectibility of all significant accounts; and (ii) any specific knowledge we have acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectibility. The following table summarized the details of the Company’s allowance for doubtful accounts:

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	12,388	3,630,012	5,718,742
Provision for doubtful accounts	3,929,035	2,522,077	185,443
Write-offs	(311,411)	(433,347)	(930,047)

Balance at end of period	3,630,012	5,718,742	4,974,138

Cost of revenues

Cost of revenues consists primarily of payroll compensation of customer service center personnel, telecommunication expenses, credit card service fee, direct cost of principal travel tour services, depreciation, rentals and related expenses incurred by the Group’s transaction and service platform which are directly attributable to the rendering of the Group’s travel related services and other businesses.

Product development

Product development expenses include expenses incurred by the Group to develop the Group’s travel supplier networks as well as to maintain, monitor and manage the Group’s transaction and service platform. The Group recognizes website and software development costs in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Software—internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and websites content.

Sales and marketing

Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to RMB56,007,644, RMB98,489,080 and RMB163,324,295 for the years ended December 31, 2009, 2010 and 2011 respectively, are charged to the statements of income as incurred.

Share-based compensation

The Company has followed ASC 718 “Stock Compensation” since January 1, 2006, using the modified prospective approach. In accordance with the guidance, all grants of stock options are recognized in the consolidated financial statements based on their grant date fair values. The valuation provisions of the statement apply to new awards, to awards granted to employees before the adoption whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. The Company has applied the provisions of ASC 718-10—S99 regarding the use of the simplified method in developing estimates of the expected lives of share options. We will continue to use the simplified method until we have the historical data necessary to provide reasonable estimates of expected lives for certain options granted after 2008.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns, for options granted before 2008 which the Company has historical data of and believes are representative of future behavior. For options granted since 2008, the Company used simplified method to estimate its expected life, as there are no historical data for options which follow four year vesting period (all options granted before 2008 had three year vesting period). Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The Company recognizes compensation expense on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, we may need to revise those estimates used in subsequent periods.

According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

According to ASC 718, the Company classifies options or similar instruments as liabilities if the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable. The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period. Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.

Share incentive plans

On November 5, 2004, the Company’s board of directors adopted a 2005 Employee’s Stock Option Plan (“2005 Option Plan”). The 2005 Option Plan was approved by the shareholders of the Company in October 2005. The Company has reserved 3,000,000 ordinary shares for future issuances of options under the 2005 Option Plan. The terms of the 2005 Option Plan are substantially similar to the Company’s 2003 Option Plan. As of December 31, 2011, 1,242,025 options were outstanding under the 2005 Option Plan.

On October 17, 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”), which was approved by the shareholders of the Company on June 15, 2007. Under the 2007 Incentive Plan, the maximum aggregate number of shares, which may be issued pursuant to all share-based awards (including Incentive Share Options and Restricted Share Units (“RSU”)), is one million ordinary shares as of the first business day of 2007, plus an annual increase of one million shares to be added on the first business day of each calendar year beginning in 2008 to 2016. Under the 2007 Incentive Plan, the directors may, at their discretion, grant any employees, officers, directors and consultants of the Company and/or its subsidiaries such share-based awards. Shares options granted under 2007 Incentive Plan are vested over a period of 4 years. RSUs granted under 2007 Incentive Plan have a restricted period for 4 years. As of December 31, 2011, 4,191,517 options and 190,916 RSUs were outstanding under the 2007 Incentive Plan.

Option modification

In February 2009, the Board of Directors approved an option modification to reduce the exercise price of all outstanding unvested options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options with a new vesting period ranging from three years to four years. The then fair market value was based on the closing price of our ADSs traded on the Nasdaq as of February 10, 2009, which was the last trading day prior to the board approval. Other terms of the option grants remain unchanged. Total options modified amount to 1.6 million. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company expects to take a modification charge for the incremental compensation cost of approximately US$15 million over the remaining vesting periods of three years to four years of the modified options.

In December 2009, the Board of Directors approved an option modification to extend the expiration dates of all stock options granted in 2005 and 2006 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 0.6 million, which were fully vested. The Company had taken a modification charge for the incremental compensation cost of US$2.6 million in 2009, the period in which the modification occurred.

In February 2010, the compensation committee approved an option modification to extend the expiration dates of all stock options granted in and after 2007 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 2.8 million, which includes 2.3 million related to the unvested options and 0.5 million related to the vested options. The Company has taken a modification charge for the incremental compensation cost of US$2.2 million in 2010 for fully vested options and expects to take approximately US$2.7 million incremental cost for unvested options over their respective remaining vesting period.

A summary of option activity under the share option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2008	3,098,289	61.94		2.90		25,470,062

Granted	947,366	59.94
Exercised	(586,921)	26.89
Forfeited	(66,562)	47.66
Expired	(4,762)	63.00

Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777

Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07

Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566

Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98

Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231

Vested and expect to vest at December 31, 2011	5,118,844	84.00		5.55		139,500,138

Exercisable at December 31, 2011	1,499,825	41.67		3.87		78,238,564

*	It includes the impact of stock modification in February 2009.
**	It includes the impact of stock modification in December 2009 and February 2010.

The Company’s current practice is to issue new shares to satisfy share option exercises.

The expected-to-vest options are the result of applying the pre-vesting forfeiture rate assumptions of 8% to total unvested options.

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$93.6 as of December 31, 2011 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2011.

The total intrinsic value of options exercised during the year ended December 31, 2009, 2010 and 2011 were US$46 million US$24 million and US$25 million, respectively.

The following table summarizes information related to outstanding and exercisable options as of December 31, 2011 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	125,242	19.53	1.08	125,242	19.53	1.08
23.00-34.99	295,259	26.29	1.94	295,259	26.29	1.94
35.00-44.99	1,958,300	38.10	5.05	761,071	38.29	4.99
45.00-58.99	194,322	58.39	3.12	194,322	58.39	3.12
59.00-77.99	9,033	77.02	3.62	9,033	77.02	3.62
78.00-96.99	346,267	96.70	5.67	114,898	96.70	5.67
97.00-129.99	1,418,429	118.30	6.63	—	—	—
130.00-159.99	1,086,689	150.73	7.13	—	—	—

	5,433,541			1,499,825

The weighted average fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was US$25.34, US$61.02 and US$64.79 per share, respectively.

As of December 31, 2011, there was US$129.3 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.4 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. For the twelve months ended December 31, 2011, total cash received from the exercise of share options amounted to RMB54,416,536 (approximately US$8.6 million).

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions for the year ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
Risk-free interest rate	1.16% -1.89%	1.76% -2.41%	0.81% -2.11%
Expected life (years)	2.8-4.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	51% -55%	52% -53%	53%-55%
Fair value of options at grant date per share	from US$13.80	from US$57.24	from US$48.69
	to US$41.98	to US$73.59	to US$74.39

The Company granted 8,600 and 188,407 restricted share units to employees with 4 years requisite service period in 2010 and 2011, respectively under 2007 Incentive Plan with total share-based compensation cost amounted to US$1.2 million and US$22.5 million. As of December 31, 2011, there was US$21.0 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.6 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the statements of income on a straight-line basis over the lease periods.

Taxation

Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.

Effective January 1, 2007, the Company adopted ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of December 31, 2011, the Company did not record any liability for uncertain tax positions. The Company’s policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For 2011, the Company did not have any interest and penalties associated with tax positions.

Other income

Other income primarily consists of financial subsidies and foreign exchange gains. Financial subsidies from local PRC government authority were recorded as other income in the consolidated statements of income. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy are determined at the discretion of the relevant government authority. Financial subsidies are recognized as other income when received. Components of other income for the year ended December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	RMB	RMB	RMB
Financial subsidies	53,951,319	64,016,045	72,791,093
Foreign exchange gains	849,075	34,142,139	34,879,388
Reimbursement from the depository	4,380,180	—	8,080,557
Others	1,620,706	967,332	1,872,687

Total	60,801,280	99,125,516	117,623,725

Statutory reserves

The Company’s PRC subsidiaries and the VIEs are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve can be stopped if such reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology, Software Hotel Information and Starway Shanghai, the subsidiaries of the Company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. During the years ended December 31, 2009, 2010, and 2011, appropriations to statutory reserves have been made of RMB11,909,284, RMB19,325,938, and RMB3,408,849, respectively. The Company’s subsidiary in Taiwan, ezTravel, is required to allocate 10% of its after-tax profit to the statutory reserve in accordance with the Taiwan regulations. During the years ended December 31, 2010 and 2011, appropriations to statutory reserves equivalent to RMB1,569,788, and RMB1,255,911 have been made, respectively. There is no such regulation of providing statutory reserve in Hong Kong.

Dividends

Dividends are recognized when declared.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As substantially all of our revenues are in RMB, any restrictions on currency exchange may limit our ability to use revenue generated in RMB to fund our business activities outside China or to make dividend payments in U.S. dollars. Restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RMB1.1 billion as of December 31, 2011.

As a result of the aforementioned PRC regulation and the Company’s organizational structure, accumulated profits of the subsidiaries in PRC distributable in the form of dividends to the parent as of December 31, 2009, 2010 and 2011 were RMB 1.0 billion, RMB2.0 billion and RMB2.9 billion, respectively. The Company’s PRC subsidiaries and VIEs are able to enter into royalty and trademark license agreements or certain other contractual arrangements at the discretion of the Company without third party consent, for which the compensatory element of the arrangement is excluded from the accumulated profits.

On June 15, 2007, the Company announced that the shareholders have adopted a resolution to approve the Company’s proposed distribution of 30% of its net income for 2007 to the shareholders of the Company as dividends, subject to determination of the record date by the Company’s Board of Directors. The Board of Directors had also approved such proposed dividend distribution. The Company accrued dividend payable of RMB119,497,083 for the year ended December 31, 2007. On July 7, 2008, the Company distributed the dividends to its shareholders of record as of June 12, 2008, at a dividend rate of RMB3.38 (US$0.488), per ordinary share. The translation gain arising between December 2007 and July 2008 (date of payment) amount to RMB7,230,249 is included in foreign exchange gain for the year ended December 31, 2008.

Effective January 1, 2008, current CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2011, the Company did not record any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest all of its earnings to further expand its business in mainland China.

Earnings per share

In accordance with “Computation of Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Treasury stock

On July 30, 2008 and September 30, 2008 our board of directors and shareholders respectively approved a US$15 million share repurchase plan. On September 29, 2011, our board of directors approved another US$100 million share repurchase plan. The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.

Treasury stock consists of ADS repurchased by the Group under these two plans. During the years ended December 31, 2011, the Company repurchased 242,832 shares at a cost of USD$25 million. Treasury stock is accounted for under the cost method.

Segment reporting

The Company operates and manages its business as a single segment. In accordance with “Disclosures about Segment of an Enterprise and Related Information”, the Company’s chief operating decision-maker has been identified as the CEO, who reviews operating results to make decisions about allocating resources and assessing performance for the entire company. Since the Company operates in one reportable segment, all financial segment and product information required by this statement can be found in the Consolidated Statements.

The Company primarily generates its revenues from customers in Great China Area, and assets of the Company are also located in Great China Area. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). This update amends ASC Topic 820, “Fair Value Measurement and Disclosure.” ASU 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 is effective for annual and interim reporting periods beginning on or after December 15, 2011, which means that it will be effective for the Company’s fiscal quarter beginning January 1, 2012. The new guidance is to be adopted prospectively and early adoption is not permitted. The Company does not expect ASU 2011-04 to have a significant impact on the Group’s consolidated result of operations and financial condition.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220)—Presentation of Comprehensive Income. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and will have presentation changes only. The Company has not early adopted the new guidance and does not expect the adoption of ASU 2011-05 to have a material impact on the Group’s consolidated results of operations and financial condition.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment”. This revised authoritative guidance modifies goodwill impairment testing by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendments are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company has not early adopted the new guidance and expects the adoption to have no material impact on the Group’s consolidated result of operations and financial condition.

Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2009, 2010 and 2011, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investment were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2010 and 2011.

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and other current assets
3.	PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Prepayments and deposits to vendors	307,475,952	529,791,210
Interest receivable	19,463,944	10,049,752
Prepayments for property and equipment	2,070,608	6,736,223
Employee advances	3,182,906	4,692,497
Receivables from financial institution	12,118,618	3,024,192
Others	8,302,461	6,899,277

Total	352,614,489	561,193,151

Long-term Deposits	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS [Abstract]
Long-term deposits
4.	LONG-TERM DEPOSITS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies to obtain blank air tickets for sales to customers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposit as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Deposits paid to airline suppliers	130,547,730	124,565,156
Deposit paid to lessor	15,399,710	17,172,324
Deposit paid to travel bureau	60,000	110,000
Others	9,849,182	13,513,012

Total	155,856,622	155,360,492

Land Use Rights	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS [Abstract]
Land use rights
5.	LAND USE RIGHTS

The Company’s land use rights are related to the payment to acquire three land use rights, one of total cost RMB68,269,734 for approximately 17,000 square meters of land in Shanghai, on which the Group has built an information and technology center. The second one was RMB48,912,729 for approximately 19,500 square meters of land in Nantong, which was put into use in May, 2010. The third one was RMB9,747,800 for approximately 9,000 square meters of land in Chengdu, on which the Group plans to build an information and technology center of West China. According to land use right policy in the PRC, the Company has a 50-year use right over the land in Shanghai, a 40-year use right over the land in Nantong, and a 50-year use right over the land in Chengdu, which are used as the basis for amortization, respectively. Amortization expense for the years ended December 31, 2009, 2010 and 2011 was RMB2,588,213, RMB2,588,213 and RMB2,620,706, respectively. As of December 31, 2010 and 2011, the net book value was RMB106,333,805 and RMB113,460,899, respectively.

Property, Equipment and Software	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND SOFTWARE [Abstract]
Property, equipment and software
6.	PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Buildings	509,340,453	535,764,434
Computer equipment	156,657,586	188,512,304
Website-related equipment	86,678,382	95,780,509
Furniture and fixtures	47,858,178	51,239,235
Software	26,389,221	39,694,337
Leasehold improvements	15,555,405	15,719,512
Construction in progress	—	1,764,477
Less: accumulated depreciation and amortization	(188,800,245)	(244,570,938)

Total net book value	653,678,980	683,903,870

From November, 2011, the Company started to build an information and technology center in Chengdu. All direct costs of the information and technology center were originally capitalized as construction in progress.

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was approximately RMB45,196,678, RMB62,929,541 and RMB78,809,867, respectively.

Investment	12 Months Ended
Dec. 31, 2011
INVESTMENTS [Abstract]
Investments
7.	INVESTMENTS

Investment as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Home Inns (equity method)	702,697,522	732,863,669
Hanting (available-for-sale)	792,390,941	492,658,379
Dining Secretary (available-for-sale)	66,000,000	65,414,773
Others	13,142,160	14,208,222

Total net book value	1,574,230,623	1,305,145,043

Home Inns & Hotels Management Inc. (“Home Inns”)

During the period from September 2008 to March 2009, the Company purchased ADSs of Home Inns from time to time through the open market, holding around 10% of the total outstanding shares of Home Inns as of March 31, 2009, and was accounted for as available for sale investment.

In May 2009, the Company entered into a definitive purchase agreement with Home Inns to acquire additional equity interest in Home Inns through a private placement of its ordinary shares for US$50 million in cash. This transaction closed on May 21, 2009. As a result, the Company’s aggregate equity interest in Home Inns has increased to approximately 18% of the total outstanding shares of Home Inns (an aggregate of 14,400,765 shares). Given the level of investment and the common directors on Board of both the companies, the Company applied equity method of accounting since then. As a result, as required by ASC 323-10-35-33, the Company has retroactively applied the equity method of accounting to account for approximately 9% investment in Home Inns for the year ended December 31, 2008. The impact of applying equity method for approximately 9% investment of 2008 was immaterial to 2008 and 2009 earnings and as such was recorded in 2009.

The Company calculated equity in income or losses of investment in Home Inns on one quarter lag basis, as allowed, as the financial statements of Home Inns were not available within a sufficient time period.

The carrying amount and unrealized securities holding profit for investment as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Investment cost
Balance at beginning of year	625,181,868	603,656,113
Foreign currency translation	(21,525,755)	(27,359,684)

Total investment cost	603,656,113	576,296,429

Value booked under equity method
Share of profit on affiliated companies investments	105,543,246	167,175,531
Amortization of identifiable intangible assets, net of tax	(6,501,837)	(10,608,291)

Total booked value under equity method.	99,041,409	156,567,240

Net book value	702,697,522	732,863,669

In performing the purchase price allocation for acquisition of additional stake in May 2009, the Company considered, among other factors, analyses of historical financial performance and estimates of future performance of Home Inns’ business. The Company makes estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management’s experience with similar assets and liabilities.

The purchase price of Home Inns was allocated as follows:

Fair Value
RMB
Fair value of proportional of share of 18% of net assets acquired	247,029,670
Identified intangible assets	304,332,935
Deferred tax liabilities arising from the acquisition	(76,083,234)
Goodwill	149,591,668

Total purchase price	624,871,039

Identified intangible assets acquired were as follows:

	Fair value	Useful lives
	RMB
Trademark	255,435,317	Indefinite
Franchised relationships	25,543,532	8 years
Customer list	1,459,630	5 years
Leasehold interest	21,894,456	11 years

	304,332,935

The financial information of Home Inns as of and for the twelve months ended September 30, 2011 is as follows:

RMB
’000
Current assets	1,908,389
Non-current assets	6,013,060
Current liabilities	1,462,735
Non-current liabilities	2,635,492
Retain earnings	1,051,065
Total revenues	3,447,769
Income from operations	364,600
Net income	357,476

The closing price of Home Inns as of December 31, 2011 is US$25.8 per ADS, the aggregate market value of the Company’s investment in Home Inns is approximately RMB1.2 billion (US$186 million).

China Lodging Group, Limited (“Hanting”)

On March 31, 2010, the Company purchased newly issued 7,202,482 shares from Hanting in a private placement. On the same day, the Company purchased an aggregate of 11,646,964 shares of Hanting from the then shareholders. In addition, on March 31, 2010, the Company purchased 800,000 ADSs representing 3,200,000 shares of Hanting in its initial public offering (“IPO”). All transactions were made at a purchase price of US$12.25 per ADS, or US$3.0625 per share, which is the then IPO price. The total purchase cost is US$67.5 million (approximately RMB461 million). Upon the closing of the transactions described above, the Company holds an aggregate of 22,049,446 shares of Hanting (including 3,200,000 shares represented by ADSs), representing approximately 9% of Hanting’s total outstanding shares as of March 31, 2010.

Given the level of investment, the Company applies ASC-320-25 to account for its investment in Hanting. The Company classified the investment as “available for sale” and measured the fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

The closing price of Hanting as of December 31, 2011 is US$14.2 per ADS. As of December 31 2011, the Company recorded the investment in Hanting at a fair value of RMB493 million (approximately US$78 million), with RMB68 million increase in fair value of the investment credited to other comprehensive income.

Dining Secretary China Limited (“Dining Secretary”)

In November 2010, the Company entered into agreements to acquire a minority stake of Dining Secretary’s Series B convertible preferred shares with total consideration of US$10 million. The transaction was closed on November 24, 2010. Headquartered in Shanghai, Dining Secretary is a leading provider of free online and offline restaurant reservations for diners. Dining Secretary operates in many cities in China, serving diners and restaurants with a call center and the website www.95171.cn.

The Company recorded this investment as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The increase in fair value of the investment in Dining Secretary of RMB2.5 million (approximately US$0.4 million) was recorded to other comprehensive income as of December 31, 2011.

Other investments included cost method investment in BTG-Jianguo Hotels & Resorts Management Co., Ltd.(“BTG-Jianguo”) and equity investments in certain privately-held companies. The investment of BTG-Jianguo was closed in December 2010, with a total consideration of RMB10.2 million.

It has been concluded that the fair value of all investments above is greater than or equal to original cost, as a result, no impairments have been recorded for these investments.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Fair value measurement
8.	FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures available-for-sale investments at fair value. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC). The available-for-sale investments classified within Level 3 is valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fail value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—	—	65,414,773	65,414,773	10,393,361

Total	492,658,379	—	65,414,773	558,073,152	88,668,894

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	792,390,941	—	—	792,390,941	120,059,233
Dining Secretary	—	—	66,000,000	66,000,000	10,000,000

Total	792,390,941	—	66,000,000	858,390,941	130,059,233

There were no significant transfers between Level 1 and Level 2 investment during the year ended 2010 and 2011 and the roll forward of Level 3 investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2009	—
Investment in Series B Preferred Shares of Dining Secretary	66,670,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(670,000)
Fair value of available-for-sale (Level 3) investment as at December 31, 2010	66,000,000

Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773

Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773

Fair value of available-for-sale investment (Level 3) as at December 31, 2011 (US$)	10,393,361

The Company determined the fair value of their investment holding in Dining Secretary by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The Company used independent appraisal report, based on estimates, judgments and information of other comparable public companies, to determine its fair value.

Goodwill	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
Goodwill
9.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Balance at beginning of year	322,936,838	758,231,441
Acquisition of Wing On Travel	435,294,603	—
Acquisition of others	—	40,370,326

Balance at end of period.	758,231,441	798,601,767

In May 2010, the Company purchased 90% equity interest of Wing On Travel. Goodwill of RMB435 million was recognized from this acquisition (Note 2).

In 2011, the Company invested in a flight information service company and a local-based travel agency. Goodwill of RMB30 million and RMB10 million was recognized from these acquisitions, respectively.

Goodwill arose from the business combination completed in the year ended December 31, 2011 has been allocated to the single reporting unit of the Group. Goodwill represents the synergy effects of the business combination.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2010 and 2011, and the results of these tests indicated that the Company’s goodwill was not impaired.

Intangible Assets	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Intangible assets
10.	INTANGIBLE ASSETS

Intangible assets as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	11,142,578
Supplier Relationship	—	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	310,398,971	328,301,021

Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(4,591,844)	(6,887,766)
Customer list	(4,134,527)	(7,846,786)
Supplier Relationship	—	(485,000)
Technology patent	(3,696,000)	(5,544,000)
Cross-border travel agency license	(1,012,508)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—

	(13,434,879)	(21,880,829)

Net book value
Intangible assets to be amortized
Non-compete agreements	6,887,766	4,591,844
Customer list	7,008,051	3,295,792
Supplier Relationship	—	9,215,000
Technology patent	5,544,000	3,696,000
Cross-border travel agency license	104,769	—
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	296,964,092	306,420,192

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was approximately RMB5,547,422, RMB7,154,262 and RMB8,445,950 respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB
2012	7,564,270
2013	5,959,366
2014	970,000
2015	970,000
2016	970,000

16,433,636

Taxation	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
Taxation
11.	TAXATION

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries registered in the Hong Kong are subject to Hong Kong Profits Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.

Taiwan

The Company’s consolidated entities registered in the Taiwan are subject to Taiwan Enterprise Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Taiwan income tax laws. In the first half of the year 2010, announced by local authority, general enterprise income tax rate of Taiwan was reduced from 25% to 17%. The application tax rate for the Company’s subsidiary in Taiwan is 17%, which was effective retroactively as of January 1, 2010.

China

The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.

In 2007, the National People’s Congress passed new PRC CIT Law and Detailed Implementation Rules of China CIT Law. The CIT laws were effective on January 1, 2008. The CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments will continue to be granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a high and new technology enterprise. In December 2008, the Company’s subsidiaries, Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network and Software Hotel Information obtained approval for the High New Tech Enterprises status. The applicable tax rate for High New Tech Enterprise is 15%, which was effective retroactively as of January 1, 2008. The High New Tech Enterprises qualification has a three-year effective period which expired on December 31, 2010. These four entities reapplied for the qualification in 2011, and got approval form government authority.

Additionally, the Company’s subsidiary, Ctrip Travel Network obtained approval from relevant tax bureau for a 50% reduction upon statutory income tax rate for 2008 and 2009 as it obtained the status of “software company”. The application tax rate of 2009, 2010 and 2011 for Ctrip Travel Network was 12.5%, 15% and 15%, respectively.

Shenzhen Ctrip is registered in the city of Shenzhen in China, which was a special economic zone entitled to a preferential tax rate of 15% before 2008. Under the current CIT law, Shenzhen Ctrip is entitled to a transitional tax rate which is gradually increased to 25% from 2008 to 2012. The applicable CIT rates from 2008 to 2012 are 18%, 20%, 22%, 24% and 25%, respectively. Starting from 2012, Shenzhen Ctrip would be subjected to the general CIT rate of 25%.

In 2010, in accordance with CIT Law, the applicable CIT rates are 25%, except for aforementioned four subsidiaries qualified for High New Tech Enterprises and Shenzhen Ctrip.

Pursuant to the CIT Law and Circular Caishui [2008]No.1 issued by Ministry of Finance of China on February 22, 2008, the dividends declared out of the profits earned after January 1, 2008 by a foreign invested enterprise(“FIE”) to its immediate holding company outside mainland China would be subject to withholding taxes. A favorable withholding tax rate will be applied if there is a tax treaty arrangement between Mainland China and the jurisdiction of the foreign holding company and other supplementary guidance/requirements stipulated by State Administration of Taxation (“SAT”) and tax treaty are met and proper procedures have been gone through. The Company’s subsidiaries, Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology and Starway Shanghai are considered FIEs and are directly held by our subsidiaries in Hong Kong. According to double tax arrangement between Mainland and Hong Kong Special Administrative Region, dividends payable by an FIE in mainland China to the company in Hong Kong will be subject to 5% withholding tax, subject to approval of the tax authority. All of these foreign invested enterprises will be subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of income for the years ended December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense	(146,001,559)	(223,144,541)	(265,574,760)
Deferred tax benefit	14,343,474	14,471,531	3,388,535
Adjustments to deferred tax assets/liabilities for enacted CIT rate change	—	3,656,049	—

Income tax expense	(131,658,085)	(205,016,961)	(262,186,225)

Reconciliation of the differences between statutory tax rate and the effective tax rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(12)%	(11)%	(10)%
Non-deductible expenses incurred	6%	4%	6%
Others	(2)%	(1)%	(1)%

Effective CIT rate	17%	17%	20%

Significant components of deferred tax assets and liabilities:

	2010	2011
	RMB	RMB
Deferred tax assets:
Accrued liability for customer reward related programs	17,819,817	24,331,749
Loss carry forward	12,733,226	14,785,786
Accrued staff salary	16,884,937	13,043,243
Deferred tax liabilities	(390,000)	(390,000)
Others	2,821,430	2,797,209
Less: Allowance of deferred tax assets	(12,733,226)	(14,785,786)

Total deferred tax assets	37,136,184	39,782,201

Deferred tax liabilities, non-current:
Recognition of intangible assets	(45,382,710)	(48,308,692)

Net deferred tax liabilities	(8,246,526)	(8,526,491)

As of December 31, 2010 and 2011, valuation allowance of RMB12.7 million and RMB14.8 million was provided for operating loss carry forwards related to certain subsidiary based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow us to realize more of our deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.

As of December 31, 2011, the Group had net operating tax loss carry forwards amounted to RMB59.1 million which will expire from 2014 to 2016 if not used.

The provisions for income taxes for the years ended December 31, 2009, 2010 and 2011 differ from the amounts computed by applying the CIT primarily due to preferential tax rate enjoyed by certain of the Company’s subsidiaries and VIEs in the PRC.

The following table sets forth the effect of preferential tax on China operations:

	2009	2010	2011
	RMB	RMB	RMB
Tax holiday effect	92,146,741	125,981,081	115,750,217
Basic net income per ADS effect	0.69	0.89	0.80
Diluted net income per ADS effect	0.65	0.84	0.76

Employee Benefits	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFITS [Abstract]
Employee Benefits
12.	EMPLOYEE BENEFITS

The Group’s employee benefit primarily related to the full-time employees of the PRC subsidiaries and the VIEs, including medical care, welfare subsidies, unemployment insurance and pension benefits. The full-time employees in the PRC subsidiaries and the VIEs are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant PRC regulations and make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees. The total expenses recorded for such employee benefits amounted to RMB117,927,376, RMB158,641,293 and RMB234,725,030 for the year ended December 31, 2009, 2010 and 2011 respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
13.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2009, 2010 and 2011 significant related party transactions were as follows:

	2009	2010	2011
	RMB	RMB	RMB
Commissions from Home Inns	20,941,782	18,190,563	17,660,504
Commissions from Hanting	9,949,158	9,509,062	7,965,109
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	—	21,010,558	29,386,855
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	425,172	299,925	—
Purchase of Shares of Hanting	—	461,239,269	—
Purchase of Shares of Home Inns	359,215,242	—	—

The Company’s hotel supplier, Home Inns has two directors in common with the Company. Home Inns closed the acquisition of Motel 168 International Holdings Limited (“Motel 168”) on September 30, 2011 and consolidated its financial results thereafter. Commissions from Home Inns presented above include the commissions from Motel 168 starting from October 1, 2011 to December 31, 2011. Another hotel supplier, Hanting, has a director in common with the Company and a director who is a family member of one of our officers. Home Inns and Hanting have entered into agreements with us, respectively, to provide hotel rooms for our customers. Commissions from Home Inns and Hanting for the years ended December 31, 2009, 2010 and 2011 are presented as above.

The Company’s tour package supplier, Ananda is an association investment of Wing On Travel. Tour package purchase from Ananda for the year ended December 31, 2010 and 2011 is presented as above.

The Company entered into printing agreements with TripTX Travel Media Group, one of the subsidiaries of Joyu Tourism Operating Group. Joyu Tourism Operating Group has a director in common with the Company. Total printing expense to Joyu Tourism Operating Group for the year ended December 31, 2009, 2010 and 2011 are presented as above.

The Company’s advertisement service supplier, Focus Media, has a director in common with the Company. The company entered into agreements with affiliates of Focus Media to purchase advertisement service. Advertisement purchase from Focus Media for the year ended December 31, 2009 and 2010 is presented as above. There is no advertisement purchase from Focus Media for the year ended December 31, 2011.

Up to December 31, 2011, the Company purchased 22,049,446 shares of Hanting at unit cost of US$3.0625, representing approximately 9% of Hanting’s total outstanding shares. Total cost of investment was RMB461 million (approximately US$67.5 million) then.

Up to December 31, 2011, the Company purchased 7,200,383 ADS of Home Inns at average unit cost of approximately US$13, representing approximately 16% of Home Inns’ total share in aggregate. Total cost of investment was RMB625 million (approximately US$92 million) then.

As of December 31, 2010 and 2011, significant balances with related parties were as follows:

	2010	2011
	RMB	RMB
Due from related parties:
Due from Home Inns	1,421,153	2,556,809
Due from Hanting	871,619	1,009,091
Others	923,856	1,428,660

	3,216,628	4,994,560

Due to related parties:
Due to Ananda	11,616,375	8,585,648
Due to Joyu	—	360,000
Due to related parties of a VIE	249,910	249,910

	11,866,285	9,195,558

The amounts due from and due to related parties as of December 31, 2010 and 2011 primarily resulted from the transactions disclosed above and revenue received and expenses paid on behalf of each other. They are not collateralized, interest-free and have normal business payment terms.

Other Payables and Accruals	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
14.	OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Accrued operating expenses	80,280,117	99,717,241
Accruals for property and equipment	120,067,060	32,195,338
Deposits received from suppliers and packaged-tour customers	8,991,812	14,936,752
Payable for acquisition	5,100,000	10,750,000
Due to employees for stock option proceeds received on their behalf	8,571,592	7,213,112
Others	12,651,166	11,977,422

Total	235,661,747	176,789,865

Earnings Per Share	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Earnings Per Share
15.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	658,973,622	1,048,069,740	1,076,414,897

Denominator:
Denominator for basic earnings per ordinary share
- weighted average ordinary shares outstanding	33,592,334	35,385,451	35,977,063
Dilutive effect of share options	1,658,001	2,191,605	2,053,911

Denominator for diluted earnings per ordinary share	35,250,335	37,577,056	38,030,974

Basic earnings per ordinary share	19.62	29.62	29.92

Diluted earnings per ordinary share	18.69	27.89	28.30

Basic earnings per ADS	4.90	7.40	7.48

Diluted earnings per ADS	4.67	6.97	7.08

For 2010 and 2011, the Group excluded 300,275 and 715,894 respectively, outstanding weighted average stock options and RSUs from the calculation of diluted earnings per common share because their effects were anti-dilutive.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and Contingencies
16.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company has entered into leasing arrangements relating to office premises that are classified as operating leases for the periods from 2012 to 2016. Future minimum lease payments for non-cancelable operating leases are as follows:

Office Premises
RMB
2012	37,053,994
2013	22,414,142
2014	12,777,506
2015	6,758,654
2016	1,420,596
Thereafter	—

80,424,892

Rental expense amounted to RMB25,704,016, RMB45,744,187 and RMB66,208,557 for the years ended December 31, 2009, 2010 and 2011, respectively. Rental expense is charged to the statements of income and comprehensive income when incurred.

Capital commitments

As of December 31, 2011, the Company had outstanding capital commitments totaling RMB335.3 million, which consisted of capital expenditures of property, equipment and software.

Guarantee

In connection with our air ticketing business, the Group is required by the Civil Aviation Administration of China, International Air Transport Association, and local airline companies to pay deposits in order to or to provide other guarantees obtain blank air tickets. As of December 31, 2011, the amount under these guarantee arrangements was approximately RMB777 million.

Based on historical experience and information currently available, we do not believe that it is probable that we will be required to pay any amount under these guarantee arrangements. Therefore, we have not recorded any liability beyond what is required in connection with these guarantee arrangements.

Contingencies

The Company is not currently a party to any pending material litigation or other legal proceeding or claims.

The Company is incorporated in Cayman Islands and is considered as a foreign entity under PRC laws. Due to the restrictions on foreign ownership of the air-ticketing, travel agency, advertising and internet content provision businesses, the Company conducts these businesses partly through various VIEs. These VIEs hold the licenses and approvals that are essential for the Company’s business operations. In the opinion of the Company’s PRC legal counsel, the current ownership structures and the contractual arrangements with these VIEs and their shareholders as well as the operations of these VIEs are in compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws and regulations. Accordingly, the Company cannot be assured that PRC government authorities will not take a view in the future contrary to the opinion of the Company’s PRC legal counsel. If the current ownership structures of the Company and its contractual arrangements with VIEs were found to be in violation of any existing or future PRC laws or regulations, the Company may be required to restructure its ownership structure and operations in China to comply with changing and new Chinese laws and regulations.

Subsequent Events	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
17.	SUBSEQUENT EVENTS

In February, 2012, Ctrip acquired the remaining 10% of the issued share capital of Wing On Travel’s travel service segment as operated through HKWOT (BVI) Limited, at a consideration of US$9 million. Upon completion of this share purchase, Ctrip holds 100% of the share capital of Wing On Travel.

In March, 2012, Ctrip entered into a construction contract for the general contracting of the information and technology center in Chengdu. Total contract price for this construction amounted to RMB269 million. The project was expected to be completed by the end of August, 2013.

Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and certain VIEs. All significant transactions and balances between the Company, its subsidiaries and certain VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Financial Accounting Standard Board (“FASB”) guidance on accounting for VIEs, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. Accordingly, the financial statements of the following VIEs are consolidated into the Company’s financial statements since July 1, 2003 or their respective date of establishment/acquisition, whichever is later:

The following is a summary of the Company’s major VIEs:

Name of VIE	Date of establishment/acquisition
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Nantong Tongcheng Information Technology Co., Ltd. (“Nantong Tongcheng”)	Established on April 16, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011

For the years ended December 31, 2009, 2010 and 2011, the Company would be considered the primary beneficiary of a VIE and consolidated the VIE if the Company had variable interests, that will absorb the entity’s expected losses, receive the entity’s expected residual returns, or both.

In December 2009, the FASB issued Consolidations—Improvements to Financial Reporting by Enterprises Involved with VIEs which replaced the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has 1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses from or the right to receive benefits of the variable interest entity that could potentially be significant to the VIE. The Company adopted the new requirements effective January 1, 2010 and the adoption did not have a material impact on the Company’s consolidated financial statements for the period ended December 31, 2010 and 2011.

Major variable interest entities

Major variable interest entities

As of December 31, 2011, the Company conducts a part of its operations through a series of agreements with certain VIEs as stated in above. These VIEs are used solely to facilitate the Group’s participation in Internet content provision, advertising business, travel agency and air-ticketing services in the People’s Republic of China (“PRC”) where foreign ownership is restricted.

Shanghai Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip Commerce holds a value-added telecommunications business license and is primarily engaged in the provision of advertising business on the Internet website. Two senior officers of the Company collectively hold 100% of the equity interest in Shanghai Ctrip Commerce. The registered capital of Shanghai Ctrip Commerce was RMB30,000,000 as of December 31, 2011.

Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a domestic travel agency license and an air transport sales agency license and mainly provides domestic tour services and air-ticketing services. Shanghai Ctrip Commerce and a senior officer of the Company collectively hold 99.93% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB70,000,000 as of December 31, 2011.

Beijing Ctrip is a domestic company incorporated in Beijing, the PRC. Beijing Ctrip holds an air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. A senior officer of the Company and Shanghai Ctrip Commerce collectively hold 100% of the equity interest in Beijing Ctrip. The registered capital of Beijing Ctrip was RMB40,000,000 as of December 31, 2011.

Guangzhou Ctrip is a domestic company incorporated in Guangzhou, the PRC. Guangzhou Ctrip holds air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. Two senior officers of the Company collectively hold 100% of the equity interest in Guangzhou Ctrip. The registered capital of Guangzhou Ctrip was RMB3,000,000 as of December 31, 2011.

Shanghai Ctrip is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. Two senior officers of the Company collectively control 98.2% of the equity interest in Shanghai Ctrip. The registered capital of Shanghai Ctrip was RMB5,000,000 as of December 31, 2011.

Shenzhen Ctrip is a domestic company incorporated in Shenzhen, the PRC. Shenzhen Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Two senior officers of the Company collectively hold 100% of the equity interest in Shenzhen Ctrip. The registered capital of Shenzhen Ctrip was RMB2,500,000 as of December 31, 2011.

Chengdu Ctrip is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip. The registered capital of Chengdu Ctrip was RMB3,500,000 as of December 31, 2011.

Nantong Tongcheng is a domestic company incorporated in Nantong, the PRC. Nantong Tongcheng was established in April 2007. Nantong Tongcheng holds a value-added telecommunications business license. A family member of senior officer holds 100% of the equity interest in Nantong Tongcheng. The registered capital of Nantong Tongcheng was RMB10,000,000 as of December 31, 2011.

Chengdu Ctrip International is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip International holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip International. The registered capital of Chengdu Ctrip International was RMB2,000,000 as of December 31, 2011.

Ctrip Insurance is an insurance agency incorporated in Shanghai, the PRC. Ctrip Insurance was established in July 2011. Ctrip Insurance holds an insurance agency business license. Shanghai Ctrip Commerce and Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”) hold 100% of the equity interest in Ctrip Insurance. The registered capital of Ctrip Insurance was RMB50,000,000 as of December 31, 2011.

The capital injected by senior officers or senior officer’s family member are funded by the Company and are recorded as long-term business loans to related parties. The Company does not have any ownership interest in these VIEs.

As of December 31, 2011, the Company has various agreements with its consolidated VIEs, including loan agreements, exclusive technical consulting and services agreements, share pledge agreements, exclusive option agreements and other operating agreements.

Details of certain key agreements with the VIEs are as follows:

Powers of Attorney: The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in VIEs and the appointment of the chief officer of the VIEs.

Share Pledge Agreements: The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements.

Exclusive Technical Consulting and Services Agreements: The Company provides the VIEs with technical consulting and related services and information services. The Company is the exclusive provider of these services. The initial term of these agreements is ten years. In consideration for those services, the VIEs agree to pay the Company service fees. The service fees are eliminated upon consolidation.

Business Loan Agreement: Loans were granted to certain directors and officers with the sole and exclusive purpose of providing funds necessary for the capitalization and acquisition of the VIEs. As soon as the Chinese government lifts its substantial restrictions on foreign ownership of the air-ticketing, travel agency, advertising, or Internet content provision business in the PRC, as applicable, the Company will exercise its exclusive option to purchase all outstanding equity interest of the VIEs and the Business Loan Agreements will be cancelled.

Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and its affiliated Chinese entities:

The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the protections afforded to various forms of foreign investments in China. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to us. In addition, any litigation in China may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing or future PRC laws or regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating our income or the income of our affiliated Chinese entities, revoking our business licenses or the business licenses of our affiliated Chinese entities, requiring us and our affiliated Chinese entities to restructure our ownership structure or operations and requiring us or our affiliated Chinese entities to discontinue any portion or all of our value-added telecommunications, airticketing, travel agency or advertising businesses. If the imposing of these penalties cause the Company to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.

Summary financial information of the Group's VIEs in the consolidated financial statements

Summary financial information of the Group’s VIEs in the consolidated financial statements

Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB254 million as of December 31, 2011. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs, which consisted of accounts payable of RMB538 million, due to related parties of RMB0.2 million, salary and welfare payable RMB51 million, taxes payable of RMB62 million, advance from customers of RMB824 million and other payables and accruals of RMB52 million. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Foreign currencies

Foreign currencies

The Group’s reporting currency is RMB. The Company’s subsidiaries and VIEs, with an exception of Ctrip.com (Hong Kong) Limited, C-Travel International Limited (“C-Travel”), Starway Hotels (Hong Kong) Limited (“Starway Hong Kong”), ezTravel Co., Ltd. (“ezTravel”) and HKWOT (BVI) Limited (“Wing On Travel”), use RMB as their functional currency. Ctrip.com (Hong Kong) Limited, Starway Hong Kong and Wing On Travel operate primarily using the Hong Kong dollar (“HK$”), C-Travel operates primarily using the United States dollars (“US$”), and ezTravel operates primarily using the Taiwan dollar (“NT$”) and therefore, the HK$, US$ and NT$ have been determined to be the functional currency for the subsidiaries, respectively. From 2009, Ctrip.com International, Ltd., our listed Company incorporated in Cayman Islands, changed its functional currency from RMB to US$ due to changes in its economic facts and circumstances, including growth in existing operations outside of mainland China and an active plan to explore overseas markets. The impact of such change is immaterial to the financial results of the Group for the year ended December 31, 2009.

Transactions denominated in currencies other than functional currencies are translated at the exchange rates quoted by the People’s Bank of China (the “PBOC”), the Hong Kong Association of Banks (the “HKAB”) or major Taiwan banks, prevailing or averaged at the dates of the transaction for PRC and Hong Kong subsidiaries and ezTravel respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates quoted by the PBOC, HKAB or banks located in Taiwan at the balance sheet dates. All such exchange gains and losses are included in the statements of income.

Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 RMB6.2939 on December 30, 2011, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.

Stock split

Stock split

On January 8, 2010, the Company announced a change in the ratio of its ADSs to ordinary shares from two ADS representing one ordinary share to four ADSs representing one ordinary share, effective on January 21, 2010. For Ctrip’s ADS holders, this ratio change had the same effect as a two-for-one ADS split.

All shares and per share amount in these consolidated financial statements and related notes have been retroactively adjusted to reflect the change in ratio for all periods presented.

Cash and cash equivalents

Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash

Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash is substantially cash balance on deposit required by its business partners.

Short-term investment

Short-term investment

Short-term investment represents bank certificates of deposit placed with banks or other financial institutions with original maturities from the date of purchase of more than three months.

Land use rights

Land use rights

Land use rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).

Property, equipment and software

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Construction in progress is stated at cost. Construction in progress mainly refers to costs associated with the information and technology center in Chengdu before the buildings are put into service. All direct costs related to the new buildings are capitalized as construction in progress until it is substantially completed and available for use.

Investments

Investments

The Company investments include cost method investment, equity method investments and available-for-sale investments in certain publicly traded companies and privately-held companies.

The Company applies equity method in accounting for our investments in entities in which the Company has the ability to exercise significant influence but does not own a majority equity interest or otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. On May 21, 2009, the Company acquired additional equity interest in Home Inns & Hotels Management Inc. (“Home Inns”), resulting in the Company possessing the ability to exercise significant influence and meeting requirement to apply equity method of accounting (Note 7). Under this method, the Company’s share of the post-acquisition profits or losses of an affiliated entity is recognized in the consolidated statements of income and comprehensive income. Unrealized gains on transactions between the Company and the affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in the affiliated entity equals or exceeds its interest in the affiliated entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated entity.

The Company classifies its investments in debt and equity securities into one of three categories and accounts for these as follows: (i) debt securities that the Company has the positive intent and the ability to hold to maturity are classified as “held to maturity” and reported at amortized cost; (ii) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” with unrealized holding gains and losses included in earnings; (iii) debt and equity securities not classified as held to maturity or as trading securities are classified as “available-for-sale” and reported at fair value. The Company has designated its investment in commons shares of China Lodging Group, Limited (“Hanting”) as available-for-sale equity securities and its convertible redeemable preferred shares (“Preferred Share”) of Dining Secretary China Limited (“Dining Secretary”) as available-for-sale debt securities in accordance with Accounting Standard Codification (“ASC”) 320-10, respectively. Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive income (loss), net of tax. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Fair value measurement of financial instruments

Fair value measurement of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, due from related parties, available-for-sale investments, accounts payable, due to related parties, advances from customers and other payables. As of December 31, 2010 and 2011, carrying values of these financial instruments except for available-for-sale investments approximated their fair values because of their generally short maturities. The Company reports available-for-sale investments at fair value at each balance sheet date and includes any unrealized gains and losses (change in fair value that is considered temporary) in stockholders’ equity or in the statement of income (change in fair value that is considered other-than-temporary).

The Company does not have any financial liabilities which must be measured at fair value on a recurring basis.

We measure our financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Business combinations

Business combinations

U.S. GAAP requires that all business combinations be accounted for under the purchase method. From January 1, 2009, the Group adopted ASC 805, “Business combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

From January 1, 2009, following the adoption of ASC 810, “Consolidation”, the Company also renamed the minority interests to noncontrolling interests and reclassified it on the consolidated balance sheet from the mezzanine section between liabilities and equity to a separate line item in shareholders’ equity. The Company has applied the presentation and disclosure requirements retrospectively for all period presented.

Acquisitions

Acquisitions

Wing On Travel

In May 2010, to develop and expand our overseas business, our wholly-owned subsidiary C-Travel, a Cayman Island company, successfully completed the transaction to acquire 90% of the issued share capital of Wing On Travel’s travel service segment, a Hong Kong based travel service provider that offers packaged-tours as well as air tickets and hotel reservation services. We obtained control over Wing On Travel and have consolidated its financial statements since then. The total purchase price for the transaction is approximately RMB598 million (US$88 million). The cash payment is approximately RMB454 million (approximately US$68 million) after the Company assumed net current liability of Wing On Travel as of acquisition date. Based on the Company’s assessment, financial results of Wing On Travel is not considered material to the Group for the year ended December 31, 2010 and 2011.

Purchase Price Allocation

Under business combination accounting rules, the total purchase price was allocated to Wing On Travel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in Wing On Travel over (ii) the fair value of the identifiable net assets of Wing On Travel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of May 27, 2010 are extracted and set out below, which is designated as the acquisition date:

Fair Value
RMB
Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Non-controlling interest (c)	40,338,913

Goodwill (b + c – a)	435,294,603

Goodwill represents the expected synergies from combining operations of the Company and Wing On Travel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of non-controlling interest was measured proportionally based on the purchase price of 90% of its equity interest, taking into consideration of 20% non-controlling interest discount.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of Wing On Travel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the Wing On Travel acquisition were set out below:

	Fair value	Useful lives
	RMB
Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite

	232,183,200

Customer list has been identified as an intangible asset as Wing On Travel has approximately 700 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark refers to the trademark of “Wing On Travel” and logos used. It was registered in Hong Kong, PRC, Macau, Australia, Canada and Japan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs. Wing On Travel is a well recognized branding with over 45 years history in Hong Kong. It has been awarded the honor of “Best Travel Agency in Hong Kong” for 2011, the 6th consecutive year dating back to 2006. The useful life of the trademark is indefinite.

ezTravel

To develop and expand overseas business, in 2006, a wholly-owned subsidiary C-Travel, a Cayman Island company, made a minority investment in ezTravel, an online travel service provider in Taiwan that offers packaged tours as well as hotel and air tickets reservation services. In 2009, the Company consolidated ezTravel’s financial statements as it acquired controlling financial interest of ezTravel since then. The financial results of ezTravel were not significant for the Group for the year ended December 31, 2010 and 2011.

Purchase Price Allocation

Under business combination accounting rules, the total purchase price was allocated to ezTravel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in ezTravel over (ii) the fair value of the identifiable net assets of ezTravel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of acquisition date were set out below:

Fair Value
RMB
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Non-controlling interest at fair value (c)	158,479,081

Goodwill (b + c – a)	249,247,102

Goodwill represents the expected synergies from combining operations of the Company and ezTravel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of non-controlling interest has been determined with regards to the prices in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of ezTravel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the ezTravel acquisition were set out below:

	Fair value	Useful lives
	RMB
Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite

	45,700,613

Customer list has been identified as an intangible asset as ezTravel has approximately 500 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark represents the trademark, ezTravel, which was registered in PRC and Taiwan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs for 10 years; and domain name, which is updated every two years. The trademark is an intangible asset that relates to the name recognition of a company and its products or services. Trademark is increasingly a focus of corporate value for an entity as stronger, well-known names typically command premium pricing and generate excess earnings. The useful life of the trademark is indefinite.

China Software Hotel Information System Co., Ltd (“Software Hotel Information”)

In July 2008, the Company reached an agreement to purchase 90% equity of Software Hotel Information, a leading hotel management system provider in China, to support the Group’s hotel services and develop and expand its travel related business. Total purchase price for this acquisition amounted to RMB80 million, with up to RMB10 million in additional contingent consideration. In April 2009, RMB90 million was agreed and determined as the final purchase price of this acquisition. The financial results of Software Hotel Information were not significant for the Group for the year ended December 31, 2010 and 2011.

The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill by RMB48 million as at December 31, 2008, and further increased to RMB58 million in April 2009 according to the final purchase price.

There is only one reporting unit in the Group. The goodwill arose from the acquisitions discussed above have been allocated to this reporting unit. None of the goodwill acquired is expected to be deductible for income tax purposes.

Other acquisitions

From time to time, the Company selectively acquired or invested in businesses that complement our existing business, and will continue to do so in the future. Other than disclosed above, none of such acquisitions or investments is material to our businesses or financial results.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if an indication of impairment exists. Recoverability of goodwill is evaluated using a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.

Based on the Company’s results of the qualitative test for goodwill impairment, as of December 31, 2011, the Company believes that it is more-likely-than-not that the fair value of the reporting unit is greater than their respective carrying values. There was no impairment of goodwill during the years ended December 31, 2011, 2010 and 2009. Each quarter the Company reviews the events and circumstances to determine if goodwill impairment is indicated.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete agreements, customer list, supplier relationship, technology patent and a cross-border travel agency license as of December 31, 2010 and 2011. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is three to ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names as of December 31, 2010 and 2011. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable, and also reviews intangible assets with indefinite lives annually for impairment.

No impairment on other intangible assets was recognized for the years ended December 31, 2009, 2010 and 2011.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Group recognizes impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.

No impairment of long-lived assets was recognized for the years ended December 31, 2009, 2010, and 2011.

Accrued liability for customer reward program

Accrued liability for customer reward program

The Group’s customers participate in a reward program, which provides travel awards and other gifts to members based on accumulated membership points that vary depending on the services rendered and fees paid. The estimated incremental costs to provide free travel and other gifts are recognized as sales and marketing expense in the statements of income and comprehensive income and accrued for as a current liability as members accumulate points. As members redeem awards or their entitlements expire, the accrued liability is reduced correspondingly. As of December 31, 2010, and 2011, the Group’s accrued liability for its customer reward program amounted to RMB121,319,301 and RMB161,838,531, respectively, based on the estimated liabilities under the customer reward program.

Revenue recognition

Revenue recognition

The Group conducts its principal businesses in Great China Area primarily through Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”), Ctrip Travel Information Technology (Shanghai) Co., Ltd. (“Ctrip Travel Information”), Ctrip Travel Network Technology (Shanghai) Co., Ltd. (“Ctrip Travel Network”), Ctrip Information Technology (Nantong) Co., Ltd. (“Ctrip Information Technology”), ezTravel and Wing On Travel. Some of the operations of Ctrip Computer Technology and Ctrip Travel Network are conducted through a series of services and other agreements with the VIEs.

Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology, Starway Shanghai and the VIEs are subject to business tax and related surcharges on the provision of taxable services in the PRC, which include hotel reservation and air-ticketing services provided to customers. In the statements of income and comprehensive income, business tax and related surcharges are deducted from revenues to arrive at net revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to carry out a pilot program of tax reform. Effective January 1, 2012, selected entities within modern service industries will switch from a business tax payer to a value-added tax (“VAT”) payer. The Company expects such tax reform will not have material impact on its consolidated financial statements.

Hotel reservation services

The Group receives commissions from travel suppliers for hotel room reservations through the Group’s transaction and service platform. Commissions from hotel reservation services rendered are recognized after hotel customers have completed their stay at the applicable hotel and upon confirmation of pending payment of the commissions by the hotel. Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets and such incentive commissions are recognized when it is reasonably assured that the Group is entitled to such incentive commissions. The Group generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where customers have completed their stay. The Group presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Group, generally, does not assume inventory risks and has no obligations for cancelled hotel reservations.

Air-ticketing services

Air-ticketing revenues primarily include commissions from air ticket booking and related services, including sales of aviation casualty insurance, and revenue generated from air-ticket delivery services. The Group receives commissions from travel suppliers for air-ticketing services through the Group’s transaction and service platform under various services agreements. Commissions from air-ticketing services rendered are recognized after air tickets are issued. The Group presents revenues from such transactions on a net basis in the statements of income as the Group, generally, does not assume inventory risks and has no obligations for cancelled airline ticket reservations. Loss due to obligations for cancelled airline ticket reservations is minimal in the past.

Packaged-tour

The Group receives referral fees from travel product providers for packaged-tour products and services through the Group’s transaction and service platform. Referral fees are recognized as commissions on a net basis after the packaged-tour service are rendered and collections are reasonably assured.

Shanghai Ctrip, Beijing Ctrip, Guangzhou Ctrip, Shenzhen Ctrip and Wing On Travel conduct domestic and cross-border travel tour services. Revenues, mainly referral fees, are recognized as commissions on a net basis after the services are rendered. In cases where these entities undertake the majority of the business risks and acts as principal related to the travel tour services provided, revenues are recognized at gross amounts received from customers after the services are rendered. Loss due to obligations from cancelled travel services of such principal arrangement is minimal in the past.

Corporate travel

Corporate travel management revenues primarily include commissions from air ticket booking, hotel reservation and packaged-tour services rendered to corporate clients. The Group contracts with corporate clients based on service fee model. Travel reservations are made via on-line and off-line services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered, e.g. air tickets are issued, hotel stays or packaged-tour are completed, and collections are reasonably assured.

Other businesses

Other businesses comprise primarily of Internet-related advertising services, the sale of Property Management System (“PMS”), and related maintenance service, commissions from train tickets booking and money exchange transaction services.

Shanghai Ctrip Commerce receives advertising revenues, which principally represent the sale of banners or sponsorship on the website from customers. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided.

Software Hotel Information conducts sale of PMS and related maintenance service. The sale of PMS is recognized upon customer acceptance. Maintenance service is recognized ratably over the term of the maintenance contract on a straight-line basis.

Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews on a periodic basis for doubtful accounts for the outstanding trade receivable balances based on historical experience and information available. Additionally, we make specific bad debt provisions based on (i) our specific assessment of the collectibility of all significant accounts; and (ii) any specific knowledge we have acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectibility. The following table summarized the details of the Company’s allowance for doubtful accounts:

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	12,388	3,630,012	5,718,742
Provision for doubtful accounts	3,929,035	2,522,077	185,443
Write-offs	(311,411)	(433,347)	(930,047)

Balance at end of period	3,630,012	5,718,742	4,974,138

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of payroll compensation of customer service center personnel, telecommunication expenses, credit card service fee, direct cost of principal travel tour services, depreciation, rentals and related expenses incurred by the Group’s transaction and service platform which are directly attributable to the rendering of the Group’s travel related services and other businesses.

Product development

Product development

Product development expenses include expenses incurred by the Group to develop the Group’s travel supplier networks as well as to maintain, monitor and manage the Group’s transaction and service platform. The Group recognizes website and software development costs in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Software—internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and websites content.

Sales and marketing

Sales and marketing

Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to RMB56,007,644, RMB98,489,080 and RMB163,324,295 for the years ended December 31, 2009, 2010 and 2011 respectively, are charged to the statements of income as incurred.

Share-based compensation

Share-based compensation

The Company has followed ASC 718 “Stock Compensation” since January 1, 2006, using the modified prospective approach. In accordance with the guidance, all grants of stock options are recognized in the consolidated financial statements based on their grant date fair values. The valuation provisions of the statement apply to new awards, to awards granted to employees before the adoption whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. The Company has applied the provisions of ASC 718-10—S99 regarding the use of the simplified method in developing estimates of the expected lives of share options. We will continue to use the simplified method until we have the historical data necessary to provide reasonable estimates of expected lives for certain options granted after 2008.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns, for options granted before 2008 which the Company has historical data of and believes are representative of future behavior. For options granted since 2008, the Company used simplified method to estimate its expected life, as there are no historical data for options which follow four year vesting period (all options granted before 2008 had three year vesting period). Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The Company recognizes compensation expense on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, we may need to revise those estimates used in subsequent periods.

According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

According to ASC 718, the Company classifies options or similar instruments as liabilities if the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable. The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period. Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.

Share incentive plans

On November 5, 2004, the Company’s board of directors adopted a 2005 Employee’s Stock Option Plan (“2005 Option Plan”). The 2005 Option Plan was approved by the shareholders of the Company in October 2005. The Company has reserved 3,000,000 ordinary shares for future issuances of options under the 2005 Option Plan. The terms of the 2005 Option Plan are substantially similar to the Company’s 2003 Option Plan. As of December 31, 2011, 1,242,025 options were outstanding under the 2005 Option Plan.

On October 17, 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”), which was approved by the shareholders of the Company on June 15, 2007. Under the 2007 Incentive Plan, the maximum aggregate number of shares, which may be issued pursuant to all share-based awards (including Incentive Share Options and Restricted Share Units (“RSU”)), is one million ordinary shares as of the first business day of 2007, plus an annual increase of one million shares to be added on the first business day of each calendar year beginning in 2008 to 2016. Under the 2007 Incentive Plan, the directors may, at their discretion, grant any employees, officers, directors and consultants of the Company and/or its subsidiaries such share-based awards. Shares options granted under 2007 Incentive Plan are vested over a period of 4 years. RSUs granted under 2007 Incentive Plan have a restricted period for 4 years. As of December 31, 2011, 4,191,517 options and 190,916 RSUs were outstanding under the 2007 Incentive Plan.

Option modification

In February 2009, the Board of Directors approved an option modification to reduce the exercise price of all outstanding unvested options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options with a new vesting period ranging from three years to four years. The then fair market value was based on the closing price of our ADSs traded on the Nasdaq as of February 10, 2009, which was the last trading day prior to the board approval. Other terms of the option grants remain unchanged. Total options modified amount to 1.6 million. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company expects to take a modification charge for the incremental compensation cost of approximately US$15 million over the remaining vesting periods of three years to four years of the modified options.

In December 2009, the Board of Directors approved an option modification to extend the expiration dates of all stock options granted in 2005 and 2006 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 0.6 million, which were fully vested. The Company had taken a modification charge for the incremental compensation cost of US$2.6 million in 2009, the period in which the modification occurred.

In February 2010, the compensation committee approved an option modification to extend the expiration dates of all stock options granted in and after 2007 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 2.8 million, which includes 2.3 million related to the unvested options and 0.5 million related to the vested options. The Company has taken a modification charge for the incremental compensation cost of US$2.2 million in 2010 for fully vested options and expects to take approximately US$2.7 million incremental cost for unvested options over their respective remaining vesting period.

A summary of option activity under the share option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2008	3,098,289	61.94		2.90		25,470,062

Granted	947,366	59.94
Exercised	(586,921)	26.89
Forfeited	(66,562)	47.66
Expired	(4,762)	63.00

Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777

Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07

Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566

Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98

Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231

Vested and expect to vest at December 31, 2011	5,118,844	84.00		5.55		139,500,138

Exercisable at December 31, 2011	1,499,825	41.67		3.87		78,238,564

*	It includes the impact of stock modification in February 2009.
**	It includes the impact of stock modification in December 2009 and February 2010.

The Company’s current practice is to issue new shares to satisfy share option exercises.

The expected-to-vest options are the result of applying the pre-vesting forfeiture rate assumptions of 8% to total unvested options.

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$93.6 as of December 31, 2011 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2011.

The total intrinsic value of options exercised during the year ended December 31, 2009, 2010 and 2011 were US$46 million US$24 million and US$25 million, respectively.

The following table summarizes information related to outstanding and exercisable options as of December 31, 2011 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	125,242	19.53	1.08	125,242	19.53	1.08
23.00-34.99	295,259	26.29	1.94	295,259	26.29	1.94
35.00-44.99	1,958,300	38.10	5.05	761,071	38.29	4.99
45.00-58.99	194,322	58.39	3.12	194,322	58.39	3.12
59.00-77.99	9,033	77.02	3.62	9,033	77.02	3.62
78.00-96.99	346,267	96.70	5.67	114,898	96.70	5.67
97.00-129.99	1,418,429	118.30	6.63	—	—	—
130.00-159.99	1,086,689	150.73	7.13	—	—	—

	5,433,541			1,499,825

The weighted average fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was US$25.34, US$61.02 and US$64.79 per share, respectively.

As of December 31, 2011, there was US$129.3 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.4 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. For the twelve months ended December 31, 2011, total cash received from the exercise of share options amounted to RMB54,416,536 (approximately US$8.6 million).

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions for the year ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
Risk-free interest rate	1.16% -1.89%	1.76% -2.41%	0.81% -2.11%
Expected life (years)	2.8-4.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	51% -55%	52% -53%	53%-55%
Fair value of options at grant date per share	from US$13.80	from US$57.24	from US$48.69
	to US$41.98	to US$73.59	to US$74.39

The Company granted 8,600 and 188,407 restricted share units to employees with 4 years requisite service period in 2010 and 2011, respectively under 2007 Incentive Plan with total share-based compensation cost amounted to US$1.2 million and US$22.5 million. As of December 31, 2011, there was US$21.0 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.6 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the statements of income on a straight-line basis over the lease periods.

Taxation

Taxation

Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.

Effective January 1, 2007, the Company adopted ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of December 31, 2011, the Company did not record any liability for uncertain tax positions. The Company’s policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For 2011, the Company did not have any interest and penalties associated with tax positions.

Other income

Other income

Other income primarily consists of financial subsidies and foreign exchange gains. Financial subsidies from local PRC government authority were recorded as other income in the consolidated statements of income. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy are determined at the discretion of the relevant government authority. Financial subsidies are recognized as other income when received. Components of other income for the year ended December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	RMB	RMB	RMB
Financial subsidies	53,951,319	64,016,045	72,791,093
Foreign exchange gains	849,075	34,142,139	34,879,388
Reimbursement from the depository	4,380,180	—	8,080,557
Others	1,620,706	967,332	1,872,687

Total	60,801,280	99,125,516	117,623,725

Statutory reserves

Statutory reserves

The Company’s PRC subsidiaries and the VIEs are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve can be stopped if such reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology, Software Hotel Information and Starway Shanghai, the subsidiaries of the Company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. During the years ended December 31, 2009, 2010, and 2011, appropriations to statutory reserves have been made of RMB11,909,284, RMB19,325,938, and RMB3,408,849, respectively. The Company’s subsidiary in Taiwan, ezTravel, is required to allocate 10% of its after-tax profit to the statutory reserve in accordance with the Taiwan regulations. During the years ended December 31, 2010 and 2011, appropriations to statutory reserves equivalent to RMB1,569,788, and RMB1,255,911 have been made, respectively. There is no such regulation of providing statutory reserve in Hong Kong.

Dividends

Dividends

Dividends are recognized when declared.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As substantially all of our revenues are in RMB, any restrictions on currency exchange may limit our ability to use revenue generated in RMB to fund our business activities outside China or to make dividend payments in U.S. dollars. Restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RMB1.1 billion as of December 31, 2011. This amount is composed of share capital and statutory reserves of the Company’s PRC subsidiaries and VIEs described above.

As a result of the aforementioned PRC regulation and the Company’s organizational structure, accumulated profits of the subsidiaries in PRC distributable in the form of dividends to the parent as of December 31, 2009, 2010 and 2011 were RMB 1.0 billion, RMB2.0 billion and RMB2.9 billion, respectively. The Company’s PRC subsidiaries and VIEs are able to enter into royalty and trademark license agreements or certain other contractual arrangements at the discretion of the Company without third party consent, for which the compensatory element of the arrangement is excluded from the accumulated profits.

On June 15, 2007, the Company announced that the shareholders have adopted a resolution to approve the Company’s proposed distribution of 30% of its net income for 2007 to the shareholders of the Company as dividends, subject to determination of the record date by the Company’s Board of Directors. The Board of Directors had also approved such proposed dividend distribution. The Company accrued dividend payable of RMB119,497,083 for the year ended December 31, 2007. On July 7, 2008, the Company distributed the dividends to its shareholders of record as of June 12, 2008, at a dividend rate of RMB3.38 (US$0.488), per ordinary share. The translation gain arising between December 2007 and July 2008 (date of payment) amount to RMB7,230,249 is included in foreign exchange gain for the year ended December 31, 2008.

Effective January 1, 2008, current CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2011, the Company did not record any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest all of its earnings to further expand its business in mainland China.

Earnings per share

Earnings per share

In accordance with “Computation of Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Treasury stock

Treasury stock

On July 30, 2008 and September 30, 2008 our board of directors and shareholders respectively approved a US$15 million share repurchase plan. On September 29, 2011, our board of directors approved another US$100 million share repurchase plan. The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.

Treasury stock consists of ADS repurchased by the Group under these two plans. During the years ended December 31, 2011, the Company repurchased 242,832 shares at a cost of USD$25 million. Treasury stock is accounted for under the cost method.

Segment reporting

Segment reporting

The Company operates and manages its business as a single segment. In accordance with “Disclosures about Segment of an Enterprise and Related Information”, the Company’s chief operating decision-maker has been identified as the CEO, who reviews operating results to make decisions about allocating resources and assessing performance for the entire company. Since the Company operates in one reportable segment, all financial segment and product information required by this statement can be found in the Consolidated Statements.

The Company primarily generates its revenues from customers in Great China Area, and assets of the Company are also located in Great China Area. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). This update amends ASC Topic 820, “Fair Value Measurement and Disclosure.” ASU 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 is effective for annual and interim reporting periods beginning on or after December 15, 2011, which means that it will be effective for the Company’s fiscal quarter beginning January 1, 2012. The new guidance is to be adopted prospectively and early adoption is not permitted. The Company does not expect ASU 2011-04 to have a significant impact on the Group’s consolidated result of operations and financial condition.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220)—Presentation of Comprehensive Income. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and will have presentation changes only. The Company has not early adopted the new guidance and does not expect the adoption of ASU 2011-05 to have a material impact on the Group’s consolidated results of operations and financial condition.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment”. This revised authoritative guidance modifies goodwill impairment testing by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The amendments are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company has not early adopted the new guidance and expects the adoption to have no material impact on the Group’s consolidated result of operations and financial condition.

Certain risks and concentration

Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2009, 2010 and 2011, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investment were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2009, 2010 and 2011. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2010 and 2011.

Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Company's major VIEs

Name of VIE	Date of establishment/acquisition
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Nantong Tongcheng Information Technology Co., Ltd. (“Nantong Tongcheng”)	Established on April 16, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011

Property, equipment and software, estimated useful lives

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Business acquisition [Line Items]
Allowance for doubtful accounts

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	12,388	3,630,012	5,718,742
Provision for doubtful accounts	3,929,035	2,522,077	185,443
Write-offs	(311,411)	(433,347)	(930,047)

Balance at end of period	3,630,012	5,718,742	4,974,138

Company's share option activity under all the option plans

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2008	3,098,289	61.94		2.90		25,470,062

Granted	947,366	59.94
Exercised	(586,921)	26.89
Forfeited	(66,562)	47.66
Expired	(4,762)	63.00

Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777

Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07

Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566

Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98

Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231

Vested and expect to vest at December 31, 2011	5,118,844	84.00		5.55		139,500,138

Exercisable at December 31, 2011	1,499,825	41.67		3.87		78,238,564

*	It includes the impact of stock modification in February 2009.
**	It includes the impact of stock modification in December 2009 and February 2010.

Information related to outstanding and exercisable options

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	125,242	19.53	1.08	125,242	19.53	1.08
23.00-34.99	295,259	26.29	1.94	295,259	26.29	1.94
35.00-44.99	1,958,300	38.10	5.05	761,071	38.29	4.99
45.00-58.99	194,322	58.39	3.12	194,322	58.39	3.12
59.00-77.99	9,033	77.02	3.62	9,033	77.02	3.62
78.00-96.99	346,267	96.70	5.67	114,898	96.70	5.67
97.00-129.99	1,418,429	118.30	6.63	—	—	—
130.00-159.99	1,086,689	150.73	7.13	—	—	—

	5,433,541			1,499,825

Assumptions of Black-Scholes pricing model

	2009	2010	2011
Risk-free interest rate	1.16% -1.89%	1.76% -2.41%	0.81% -2.11%
Expected life (years)	2.8-4.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	51% -55%	52% -53%	53%-55%
Fair value of options at grant date per share	from US$13.80	from US$57.24	from US$48.69
	to US$41.98	to US$73.59	to US$74.39

Other income

	2009	2010	2011
	RMB	RMB	RMB
Financial subsidies	53,951,319	64,016,045	72,791,093
Foreign exchange gains	849,075	34,142,139	34,879,388
Reimbursement from the depository	4,380,180	—	8,080,557
Others	1,620,706	967,332	1,872,687

Total	60,801,280	99,125,516	117,623,725

Wing On Travel [Member]
Business acquisition [Line Items]
Purchase price allocation

Fair Value
RMB
Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Non-controlling interest (c)	40,338,913

Goodwill (b + c – a)	435,294,603

Wing On Travel [Member] | Intangible assets [Member]
Business acquisition [Line Items]
Purchase price allocation

	Fair value	Useful lives
	RMB
Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite

	232,183,200

ezTravel [Member]
Business acquisition [Line Items]
Purchase price allocation

Fair Value
RMB
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Non-controlling interest at fair value (c)	158,479,081

Goodwill (b + c – a)	249,247,102

ezTravel [Member] | Intangible assets [Member]
Business acquisition [Line Items]
Purchase price allocation

	Fair value	Useful lives
	RMB
Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite

	45,700,613

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Components of prepayments and other current assets

	2010	2011
	RMB	RMB
Prepayments and deposits to vendors	307,475,952	529,791,210
Interest receivable	19,463,944	10,049,752
Prepayments for property and equipment	2,070,608	6,736,223
Employee advances	3,182,906	4,692,497
Receivables from financial institution	12,118,618	3,024,192
Others	8,302,461	6,899,277

Total	352,614,489	561,193,151

Long-term Deposits (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS [Abstract]
Components of long-term deposits

	2010	2011
	RMB	RMB
Deposits paid to airline suppliers	130,547,730	124,565,156
Deposit paid to lessor	15,399,710	17,172,324
Deposit paid to travel bureau	60,000	110,000
Others	9,849,182	13,513,012

Total	155,856,622	155,360,492

Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND SOFTWARE [Abstract]
Property, equipment and software

	2010	2011
	RMB	RMB
Buildings	509,340,453	535,764,434
Computer equipment	156,657,586	188,512,304
Website-related equipment	86,678,382	95,780,509
Furniture and fixtures	47,858,178	51,239,235
Software	26,389,221	39,694,337
Leasehold improvements	15,555,405	15,719,512
Construction in progress	—	1,764,477
Less: accumulated depreciation and amortization	(188,800,245)	(244,570,938)

Total net book value	653,678,980	683,903,870

Investment (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS [Abstract]
Investment

	2010	2011
	RMB	RMB
Home Inns (equity method)	702,697,522	732,863,669
Hanting (available-for-sale)	792,390,941	492,658,379
Dining Secretary (available-for-sale)	66,000,000	65,414,773
Others	13,142,160	14,208,222

Total net book value	1,574,230,623	1,305,145,043

Carrying amount and unrealized securities holding profit for equity method

	2010	2011
	RMB	RMB
Investment cost
Balance at beginning of year	625,181,868	603,656,113
Foreign currency translation	(21,525,755)	(27,359,684)

Total investment cost	603,656,113	576,296,429

Value booked under equity method
Share of profit on affiliated companies investments	105,543,246	167,175,531
Amortization of identifiable intangible assets, net of tax	(6,501,837)	(10,608,291)

Total booked value under equity method.	99,041,409	156,567,240

Net book value	702,697,522	732,863,669

Purchase price allocation

Fair Value
RMB
Fair value of proportional of share of 18% of net assets acquired	247,029,670
Identified intangible assets	304,332,935
Deferred tax liabilities arising from the acquisition	(76,083,234)
Goodwill	149,591,668

Total purchase price	624,871,039

Identified intangible assets acquired

	Fair value	Useful lives
	RMB
Trademark	255,435,317	Indefinite
Franchised relationships	25,543,532	8 years
Customer list	1,459,630	5 years
Leasehold interest	21,894,456	11 years

	304,332,935

Financial information of investees

RMB
’000
Current assets	1,908,389
Non-current assets	6,013,060
Current liabilities	1,462,735
Non-current liabilities	2,635,492
Retain earnings	1,051,065
Total revenues	3,447,769
Income from operations	364,600
Net income	357,476

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT [Abstract]
Fair value, assets measured on recurring basis

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—	—	65,414,773	65,414,773	10,393,361

Total	492,658,379	—	65,414,773	558,073,152	88,668,894

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2010
	RMB	RMB	RMB	RMB	US$
Available-for-sale investments
Hanting	792,390,941	—	—	792,390,941	120,059,233
Dining Secretary	—	—	66,000,000	66,000,000	10,000,000

Total	792,390,941	—	66,000,000	858,390,941	130,059,233

Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2009	—
Investment in Series B Preferred Shares of Dining Secretary	66,670,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(670,000)
Fair value of available-for-sale (Level 3) investment as at December 31, 2010	66,000,000

Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773

Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773

Fair value of available-for-sale investment (Level 3) as at December 31, 2011 (US$)	10,393,361

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL [Abstract]
Goodwill

	2010	2011
	RMB	RMB
Balance at beginning of year	322,936,838	758,231,441
Acquisition of Wing On Travel	435,294,603	—
Acquisition of others	—	40,370,326

Balance at end of period.	758,231,441	798,601,767

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Intangible assets (exclude land use rights)

	2010	2011
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	11,142,578
Supplier Relationship	—	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	310,398,971	328,301,021

Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(4,591,844)	(6,887,766)
Customer list	(4,134,527)	(7,846,786)
Supplier Relationship	—	(485,000)
Technology patent	(3,696,000)	(5,544,000)
Cross-border travel agency license	(1,012,508)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—

	(13,434,879)	(21,880,829)

Net book value
Intangible assets to be amortized
Non-compete agreements	6,887,766	4,591,844
Customer list	7,008,051	3,295,792
Supplier Relationship	—	9,215,000
Technology patent	5,544,000	3,696,000
Cross-border travel agency license	104,769	—
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	296,964,092	306,420,192

Schedule of finite-lived intangible assets, future amortization expense

Amortization
RMB
2012	7,564,270
2013	5,959,366
2014	970,000
2015	970,000
2016	970,000

16,433,636

Taxation (Tables)	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
Composition of income tax expense

	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense	(146,001,559)	(223,144,541)	(265,574,760)
Deferred tax benefit	14,343,474	14,471,531	3,388,535
Adjustments to deferred tax assets/liabilities for enacted CIT rate change	—	3,656,049	—

Income tax expense	(131,658,085)	(205,016,961)	(262,186,225)

Reconciliation of the differences between statutory tax rate and the effective tax rate

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(12)%	(11)%	(10)%
Non-deductible expenses incurred	6%	4%	6%
Others	(2)%	(1)%	(1)%

Effective CIT rate	17%	17%	20%

Significant components of deferred tax assets and liabilities

	2010	2011
	RMB	RMB
Deferred tax assets:
Accrued liability for customer reward related programs	17,819,817	24,331,749
Loss carry forward	12,733,226	14,785,786
Accrued staff salary	16,884,937	13,043,243
Deferred tax liabilities	(390,000)	(390,000)
Others	2,821,430	2,797,209
Less: Allowance of deferred tax assets	(12,733,226)	(14,785,786)

Total deferred tax assets	37,136,184	39,782,201

Deferred tax liabilities, non-current:
Recognition of intangible assets	(45,382,710)	(48,308,692)

Net deferred tax liabilities	(8,246,526)	(8,526,491)

Effect of preferential tax on China operations

	2009	2010	2011
	RMB	RMB	RMB
Tax holiday effect	92,146,741	125,981,081	115,750,217
Basic net income per ADS effect	0.69	0.89	0.80
Diluted net income per ADS effect	0.65	0.84	0.76

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of related party transactions

	2009	2010	2011
	RMB	RMB	RMB
Commissions from Home Inns	20,941,782	18,190,563	17,660,504
Commissions from Hanting	9,949,158	9,509,062	7,965,109
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	—	21,010,558	29,386,855
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	425,172	299,925	—
Purchase of Shares of Hanting	—	461,239,269	—
Purchase of Shares of Home Inns	359,215,242	—	—

Significant balances with related parties

	2010	2011
	RMB	RMB
Due from related parties:
Due from Home Inns	1,421,153	2,556,809
Due from Hanting	871,619	1,009,091
Others	923,856	1,428,660

	3,216,628	4,994,560

Due to related parties:
Due to Ananda	11,616,375	8,585,648
Due to Joyu	—	360,000
Due to related parties of a VIE	249,910	249,910

	11,866,285	9,195,558

Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals

	2010	2011
	RMB	RMB
Accrued operating expenses	80,280,117	99,717,241
Accruals for property and equipment	120,067,060	32,195,338
Deposits received from suppliers and packaged-tour customers	8,991,812	14,936,752
Payable for acquisition	5,100,000	10,750,000
Due to employees for stock option proceeds received on their behalf	8,571,592	7,213,112
Others	12,651,166	11,977,422

Total	235,661,747	176,789,865

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Basic earnings per share and diluted earnings per share

	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	658,973,622	1,048,069,740	1,076,414,897

Denominator:
Denominator for basic earnings per ordinary share
- weighted average ordinary shares outstanding	33,592,334	35,385,451	35,977,063
Dilutive effect of share options	1,658,001	2,191,605	2,053,911

Denominator for diluted earnings per ordinary share	35,250,335	37,577,056	38,030,974

Basic earnings per ordinary share	19.62	29.62	29.92

Diluted earnings per ordinary share	18.69	27.89	28.30

Basic earnings per ADS	4.90	7.40	7.48

Diluted earnings per ADS	4.67	6.97	7.08

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease commitments

Office Premises
RMB
2012	37,053,994
2013	22,414,142
2014	12,777,506
2015	6,758,654
2016	1,420,596
Thereafter	—

80,424,892

Principal Accounting Policies (Consolidation) (Details)	12 Months Ended
Dec. 31, 2011
Beijing Ctrip International Travel Agency Co., Ltd. ("Beijing Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	15-Jan-2002
Shanghai Ctrip International Travel Agency Co., Ltd. ("Shanghai Ctrip" formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.) [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	23-Sep-2003
Shanghai Ctrip Commerce Co., Ltd. ("Shanghai Ctrip Commerce") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	18-Jul-2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. ("Shanghai Huacheng") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	13-Mar-2001
Guangzhou Ctrip International Travel Agency Co., Ltd. ("Guangzhou Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	28-Apr-2003
Shenzhen Ctrip Travel Agency Co., Ltd. ("Shenzhen Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	13-Apr-2004
Chengdu Ctrip Travel Agency Co., Ltd. ("Chengdu Ctrip") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	8-Jan-2007
Nantong Tongcheng Information Technology Co., Ltd. ("Nantong Tongcheng") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	16-Apr-2007
Chengdu Ctrip International Travel Agency Co., Ltd. ("Chengdu Ctrip International") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	4-Nov-2008
Ctrip Insurance Agency Co., Ltd. ("Ctrip Insurance") [Member]
Variable interest entity [Line Items]
Date of establishment/acquisition	25-Jul-2011

Principal Accounting Policies (Major variable Interest Entities) (Details) (CNY)	Dec. 31, 2011
Shanghai Ctrip Commerce [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	30,000,000
Shanghai Huacheng [Member] | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	99.93%
Registered capital of VIE	70,000,000
Beijing Ctrip [Member] | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	40,000,000
Guangzhou Ctrip [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,000,000
Shanghai Ctrip [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	98.20%
Registered capital of VIE	5,000,000
Shenzhen Ctrip [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,500,000
Chengdu Ctrip [Member] | Shanghai Ctrip [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,500,000
Nantong Tongcheng [Member] | One Family Member of Senior Officer of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	10,000,000
Chengdu Ctrip International [Member] | Shanghai Ctrip [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,000,000
Ctrip Insurance [Member] | Shanghai Ctrip Commerce and Ctrip Computer Technology [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	50,000,000

Principal Accounting Policies (Summary financial information of the Group's VIEs in the consolidated financial statements) (Details) (CNY) In Millions, unless otherwise specified	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Amount of registered capital and PRC statutory reserves of VIEs	254
Consolidated VIEs, accounts payable	538
Consolidated VIEs, due to related parties	0.2
Consolidated VIEs, salary and welfare payable	51
Consolidated VIEs, taxes payable	62
Consolidated VIEs, advance from customers	824
Consolidated VIEs, other payables and accruals	52

Principal Accounting Policies (Foreign Currencies, Land Use Rights) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 30, 2011 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
RMB/USD exchange rate used in translation		6.2939
Lease periods of parcels of land	40 to 50 years

Principal Accounting Policies (Property, Equipment and Software) (Details)	12 Months Ended
Dec. 31, 2011
Building [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	20-30 years
Leasehold improvements [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Computer equipment [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Furniture and fixtures [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Software [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years

Principal Accounting Policies (Acquisitions, Wing On Travel, Narrative) (Details) (Wing On Travel [Member])	May 27, 2010 USD ($) users	May 27, 2010 CNY
Business acquisition [Line Items]
Acquired percentage of issued share capital	90.00%	90.00%
Purchase price	$ 88,000,000	598,000,000
Cash payment for acquisition	$ 68,000,000	453,812,774
Percentage of non-controlling interest discount	20.00%	20.00%
Registered users on website	700,000	700,000

Principal Accounting Policies (Acquisitions, Wing On Travel, Purchase Price Allocation) (Details) (Wing On Travel [Member])	May 27, 2010 USD ($)	May 27, 2010 CNY
Business acquisition [Line Items]
Cash and cash equivalents		11,289,928
Restricted cash		10,585,433
Accounts receivable		23,583,536
Amount due from affiliate		455,665
Receivables due from related parties		1,745,930
Prepayments and other current assets		33,194,634
Current assets		80,855,126
Intangible assets		232,183,200
Property, equipment, and software		7,858,060
Long-term deposits		77,438
Investment in affiliate		2,315,208
Non-current assets		242,433,906
Accounts payable		(119,074,454)
Due to related parties		(5,750,730)
Salary and welfare payable		(4,052,475)
Taxes payable		(3,931,719)
Advances from customers		(83,465,919)
Other payables and accruals		(9,732,729)
Current liabilities		(226,008,026)
Other Long-term payables		(113,694)
Deferred tax liabilities, non-current		(38,310,228)
Non-current liabilities		(38,423,922)
Fair value of net assets acquired		58,857,084
Purchase price	68,000,000	453,812,774
Non-controlling interest		40,338,913
Goodwill		435,294,603

Principal Accounting Policies (Acquisitions, Wing On Travel, Fair Value of Intangible Assets) (Details) (Wing On Travel [Member], CNY)	12 Months Ended
	Dec. 31, 2010	May 27, 2010
Business acquisition [Line Items]
Fair value		232,183,200
Customer list [Member]
Business acquisition [Line Items]
Fair value		6,087,200
Useful lives	3 years
Trademark [Member]
Business acquisition [Line Items]
Fair value		226,096,000
Useful lives	Indefinite

Principal Accounting Policies (Acquisitions, ezTravel, Purchase Price Allocation) (Details) (ezTravel [Member], CNY)	Dec. 31, 2009
ezTravel [Member]
Business acquisition [Line Items]
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030
Current assets	145,562,957
Intangible assets	45,700,613
Property, equipment, and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039
Non-current assets	53,744,382
Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)
Current liabilities	(87,182,154)
Deferred tax liabilities, non-current	(11,425,153)
Non-current liabilities	(11,425,153)
Fair value of net assets acquired	100,700,032
Cumulative consideration	191,468,053
Non-controlling interest at fair value	158,479,081
Goodwill	249,247,102

Principal Accounting Policies (Acquisitions, ezTravel, Fair Value of Intangible Assets) (Details) (ezTravel [Member], CNY)	12 Months Ended
Dec. 31, 2009
Business acquisition [Line Items]
Fair value	45,700,613
Registered users on website	500,000
Customer list [Member]
Business acquisition [Line Items]
Fair value	5,055,378
Useful lives	3 years
Trademark [Member]
Business acquisition [Line Items]
Fair value	40,645,235
Useful lives	Indefinite

Principal Accounting Policies (Acquisitions, Software Hotel Information) (Details) (Software Hotel Information [Member], CNY)	Apr. 30, 2009	Dec. 31, 2008	Jul. 31, 2008
Software Hotel Information [Member]
Business acquisition [Line Items]
Percentage of equity interest purchased aggregate			90.00%
Purchase price	90,000,000		80,000,000
Additional contingent consideration			10,000,000
Goodwill of acquisition	58,000,000	48,000,000

Principal Accounting Policies (Accrued Liability, Allowance for douful accounts, Sales and Marketing) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accrued liability for customer reward program [Abstract]
Amount of accrued liability for group's customers reward program		161,838,531	121,319,301
Company's allowance for doubtful accounts [Abstract]
Balance at beginning of year		5,718,742	3,630,012	12,388
Provision for doubtful accounts	29,464	185,443	2,522,077	3,929,035
Write-offs		(930,047)	(433,347)	(311,411)
Balance at end of period		4,974,138	5,718,742	3,630,012
Sales and marketing [Abstract]
Advertising expenses		163,324,295	98,489,080	56,007,644

Principal Accounting Policies (Shared-based compensation, Narrative) (Details)	12 Months Ended				1 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008	Feb. 28, 2010 Stock options [Member] USD ($)	Dec. 31, 2009 Stock options [Member] USD ($)	Feb. 28, 2009 Stock options [Member] USD ($)	Dec. 31, 2011 Stock options [Member] USD ($) years	Dec. 31, 2011 Stock options [Member] CNY	Dec. 31, 2011 Restricted stock units (RSUs) [Member] USD ($) years	Dec. 31, 2010 Restricted stock units (RSUs) [Member] USD ($)	Dec. 31, 2011 Ctrip 2005 Option Plan [Member]	Nov. 05, 2004 Ctrip 2005 Option Plan [Member]	Dec. 31, 2011 Ctrip 2007 Incentive Plan [Member]	Oct. 17, 2007 Ctrip 2007 Incentive Plan [Member]	Dec. 31, 2011 Ctrip 2007 Incentive Plan [Member] Stock options [Member]	Dec. 31, 2011 Ctrip 2007 Incentive Plan [Member] Restricted stock units (RSUs) [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Number of ordinary shares reserved for future issuances of options													3,000,000		1,000,000
Annual increase of number of ordinary shares reserved under share incentive plans														1,000,000
Number of option outstanding under share incentive plans	5,433,541	4,414,481	3,387,410	3,098,289								1,242,025		4,191,517
Number of RSUs outstanding under share incentive plans														190,916
Vesting period																4 years	4 years
Amount of options modified					28,000,000		1,600,000
Incremental compensation cost over remaining vesting periods of three years to four years on modified options							$ 15,000,000
Amount of unvested options modified					2,300,000
Amount of vested options modified					500,000	600,000
Incremental compensation cost of unvested options					2,700,000
Incremental compensation cost of vested options					2,200,000	2,600,000
Pre-vesting rorfeiture rate assumptions	8.00%
Closing stock price	$ 93.6
Total intrinsic value of options exercised	25,000,000	24,000,000	46,000,000
Weighted average fair value of options granted	$ 64.79	$ 61.02	$ 25.34
Requisite service period										4 years
Restricted share units granted to employees										188,407	8,600
Share-based compensation expense										22,500,000	1,200,000
Total unrecognized compensation cost								129,300,000		21,000,000
Weighted average recognized period, in years								2.4	2.4	3.6
Total cash received from the exercise of share options								$ 8,600,000	54,416,536

Principal Accounting Policies (Shared-based compensation, Summary of Option Activity under Share Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010 years		Dec. 31, 2009 years
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Number of shares, outstanding, beginning balance	4,414,481		3,387,410		3,098,289
Weighted average exercise price, outstanding, beginning balance	$ 67.71		$ 43.84	[1]	$ 61.94
Weighted average remaining contractual life (Years), outstanding, beginning balance	5.98	[2]	3.97		2.9
Aggregate intrinsic value, outstanding, beginning balance	$ 415,360,566		$ 338,334,777		$ 25,470,062
Number of shares, granted	1,375,345		1,264,625		947,366
Weighted average exercise price, granted	$ 136.86		$ 128.27		$ 59.94
Number of shares, exercised	(207,142)		(191,469)		(586,921)
Weighted average exercise price, exercised	$ 38.12		$ 38.28		$ 26.89
Number of shares, forfeited	(149,143)		(46,085)		(66,562)
Weighted average exercise price, forfeited	$ 115.98		$ 97.07		$ 47.66
Number of shares, expired					(4,762)
Weighted average exercise price, expired					$ 63
Number of shares, outstanding, ending balance	5,433,541		4,414,481		3,387,410
Weighted average exercise price, outstanding, ending balance	$ 85.02		$ 67.71		$ 43.84	[1]
Weighted average remaining contractual life (Years), outstanding, ending balance	5.59		5.98	[2]	3.97
Aggregate intrinsic value, outstanding, ending balance	144,827,231		415,360,566		338,334,777
Number of shares, vested and expect to vest	5,118,844
Weighted average exercise price, vested and expect to vest	$ 84
Weighted average remaining contractual life (Years), vested and expect to vest	5.55
Aggregate intrinsic value, vested and expect to vest	139,500,138
Number of shares, exercisable	1,499,825
Weighted average exercise price, exercisable	$ 41.67
Weighted average remaining contractual life (Years), exercisable	3.87
Aggregate intrinsic value, exercisable	$ 78,238,564

[1]	It includes the impact of stock modification in February 2009.
[2]	It includes the impact of stock modification in December 2009 and February 2010.

Principal Accounting Policies (Shared-based compensation, Information related to outstanding and exercisable options) (Details) (USD $)	Dec. 31, 2011
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	5,433,541
Number of shares, exercisable	1,499,825
17.00-22.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	125,242
Weighted-average exercise price, outstanding	19.53
Weighted-average remaining contractual life (years), outstanding	1.08
Number of shares, exercisable	125,242
Weighted-average exercise price, exercisable	19.53
Weighted-average remaining contractual life (years), exercisable	1.08
23.00-34.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	295,259
Weighted-average exercise price, outstanding	26.29
Weighted-average remaining contractual life (years), outstanding	1.94
Number of shares, exercisable	295,259
Weighted-average exercise price, exercisable	26.29
Weighted-average remaining contractual life (years), exercisable	1.94
35.00-44.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	1,958,300
Weighted-average exercise price, outstanding	38.1
Weighted-average remaining contractual life (years), outstanding	5.05
Number of shares, exercisable	761,071
Weighted-average exercise price, exercisable	38.29
Weighted-average remaining contractual life (years), exercisable	4.99
45.00-58.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	194,322
Weighted-average exercise price, outstanding	58.39
Weighted-average remaining contractual life (years), outstanding	3.12
Number of shares, exercisable	194,322
Weighted-average exercise price, exercisable	58.39
Weighted-average remaining contractual life (years), exercisable	3.12
59.00-77.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	9,033
Weighted-average exercise price, outstanding	77.02
Weighted-average remaining contractual life (years), outstanding	3.62
Number of shares, exercisable	9,033
Weighted-average exercise price, exercisable	77.02
Weighted-average remaining contractual life (years), exercisable	3.62
78.00-96.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	346,267
Weighted-average exercise price, outstanding	96.7
Weighted-average remaining contractual life (years), outstanding	5.67
Number of shares, exercisable	114,898
Weighted-average exercise price, exercisable	96.7
Weighted-average remaining contractual life (years), exercisable	5.67
97.00-129.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	1,418,429
Weighted-average exercise price, outstanding	118.3
Weighted-average remaining contractual life (years), outstanding	6.63
Number of shares, exercisable	0
Weighted-average exercise price, exercisable	0
Weighted-average remaining contractual life (years), exercisable	0
130.00-159.99 [Member]
Share-based compensation, shares authorized under stock option plans, exercise price Rrange [Line Items]
Number of shares, outstanding	1,086,689
Weighted-average exercise price, outstanding	150.73
Weighted-average remaining contractual life (years), outstanding	7.13
Number of shares, exercisable	0
Weighted-average exercise price, exercisable	0
Weighted-average remaining contractual life (years), exercisable	0

Principal Accounting Policies (Shared-based compensation, Assumption of Black-Scholes Pricing Model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Risk-free interest rate, minimum	0.81%	1.76%	1.16%
Risk-free interest rate, maximum	2.11%	2.41%	1.89%
Expected life (years), minimum	5	5	2.8
Expected life (years), maximum	5	5	4
Expected dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	53.00%	52.00%	51.00%
Volatility, maximum	55.00%	53.00%	55.00%
Fair value of options at grant date per share, minimum	$ 48.69	$ 57.24	$ 13.8
Fair value of options at grant date per share, maximum	$ 74.39	$ 73.59	$ 41.98

Principal Accounting Policies (Other Income) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Financial subsidies	72,791,093	64,016,045	53,951,319
Foreign exchange gains	34,879,388	34,142,139	849,075
Reimbursement from depository	8,080,557	0	4,380,180
Others	1,872,687	967,332	1,620,706
Total	117,623,725	99,125,516	60,801,280

Principal Accounting Policies (Statutory Reserves) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRC subsidiaries and VIEs [Member]
Schedule of statutory reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve	50.00%
Appropriations to statutory reserves	3,408,849	19,325,938	11,909,284
ezTravel [Member]
Schedule of statutory reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under Taiwan regulations	10.00%
Appropriations to statutory reserves	1,255,911	1,569,788

Principal Accounting Policies (Dividends) (Details)	8 Months Ended	12 Months Ended
	Jul. 31, 2008 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jul. 07, 2008 USD ($)	Jul. 07, 2008 CNY	Dec. 31, 2007 CNY	Jun. 15, 2007
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent		1,100,000,000
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent		2,900,000,000	2,000,000,000	1,000,000,000
Proposed dividend payment ratio of net income to shareholders								30.00%
Accrued dividends payable							119,497,083
Dividend rate per ordinary share					$ 0.488	3.38
Translation gain arising from foreign exchange	7,230,249
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china		10.00%
Withholding tax rate for dividends distributed by foreign invested enterprise to satisfy certain requirements specified by Hong Kong tax authorities		5.00%

Principal Accounting Policies (Treasury stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2008 Share repurchase plan 2008 [Member]	Sep. 29, 2011 Share repurchase plan 2011 [Member]
Equity, class of treasury stock [Line Items]
Approved repurchase plan		$ 15	$ 100
Number of shares repurchased	242,832
Cost of repurchased shares	$ 25

Prepayments and Other Current Assets (Details) (CNY)	Dec. 31, 2011	Dec. 31, 2010
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and deposits to vendors	529,791,210	307,475,952
Interest receivable	10,049,752	19,463,944
Prepayments for property and equipment	6,736,223	2,070,608
Employee advances	4,692,497	3,182,906
Receivables from financial institution	3,024,192	12,118,618
Others	6,899,277	8,302,461
Total	561,193,151	352,614,489

Long-term Deposits (Details) (CNY)	Dec. 31, 2011	Dec. 31, 2010
LONG-TERM DEPOSITS [Abstract]
Deposit paid to airline suppliers	124,565,156	130,547,730
Deposit paid to lesser	17,172,324	15,399,710
Deposit paid to travel bureau	110,000	60,000
Others	13,513,012	9,849,182
Total	155,360,492	155,856,622

Land Use Rights (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Shanghai [Member] CNY years squareMeters	Dec. 31, 2011 Nantong [Member] CNY years squareMeters	Dec. 31, 2011 Chengdu [Member] CNY years squareMeters
Land use rights [Line Items]
Square meters					17,000	19,500	9,000
Use right years					50	40	50
Cost					68,269,734	48,912,729	9,747,800
Amortization expense of land use right	2,620,706	2,588,213	2,588,213
Net book value	113,460,899	106,333,805		$ 18,027,121

Property, Equipment and Software (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Building [Member] CNY	Dec. 31, 2010 Building [Member] CNY	Dec. 31, 2011 Computer equipment [Member] CNY	Dec. 31, 2010 Computer equipment [Member] CNY	Dec. 31, 2011 Website-related equipment [Member] CNY	Dec. 31, 2010 Website-related equipment [Member] CNY	Dec. 31, 2011 Furniture and fixtures [Member] CNY	Dec. 31, 2010 Furniture and fixtures [Member] CNY	Dec. 31, 2011 Software [Member] CNY	Dec. 31, 2010 Software [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2010 Leasehold improvements [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY	Dec. 31, 2010 Construction in progress [Member] CNY
Property, plant and equipment [Line Items]
Original value					535,764,434	509,340,453	188,512,304	156,657,586	95,780,509	86,678,382	51,239,235	47,858,178	39,694,337	26,389,221	15,719,512	15,555,405	1,764,477	0
Less: accumulated depreciation and amortization		(244,570,938)	(188,800,245)
Total net book value	108,661,382	683,903,870	653,678,980
Depreciation	$ 12,521,627	78,809,867	62,929,541	45,196,678

Investment (Schedule of Investments) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Home Inns [Member] CNY	Dec. 31, 2010 Home Inns [Member] CNY	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2010 Hanting [Member] CNY	Dec. 31, 2011 Dining Secretary [Member] CNY	Dec. 31, 2010 Dining Secretary [Member] CNY
Schedule of investments [Line Items]
Equity method				732,863,669	702,697,522
Available-for-sale						492,658,379	792,390,941	65,414,773	66,000,000
Others		14,208,222	13,142,160
Total net book value	$ 207,366,663	1,305,145,043	1,574,230,623

Investment (Home Inns and Hotels Management Inc. "Home Inns") (Narrative) (Details) (Home Inns [Member])	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	May 21, 2009	Dec. 31, 2008 Equity Method Investments [Member]	May 21, 2009 Common Stock [Member] Private Placement [Member] USD ($)	Dec. 31, 2011 ADS [Member] USD ($)	Mar. 31, 2009 ADS [Member] Available-for-sale Securities [Member]
Schedule of equity method investments [Line Items]
Percentage of equity interest purchased aggregate							10.00%
Ownership percentage of equity method investment			18.00%	9.00%
Cash payment for acquisition					$ 50,000,000
Purchase of shares, number aggregate			14,400,765
Purchase of shares, closing price						$ 25.8
Aggregate market value	$ 186,000,000	1,200,000,000

Investment (Schedule of Equity Method Investments, "Home Inns") (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Home Inns [Member] CNY	Dec. 31, 2010 Home Inns [Member] CNY
Investment cost
Balance at beginning of year					603,656,113	625,181,868
Foreign currency translation					(27,359,684)	(21,525,755)
Total investment cost					576,296,429	603,656,113
Value booked under equity method
Share of profit on affiliated companies investments	9,139,934	57,525,830	66,171,992	32,869,419	167,175,531	105,543,246
Amortization of identifiable intangible assets, net of tax					(10,608,291)	(6,501,837)
Total booked value under equity method					156,567,240	99,041,409
Net book value					732,863,669	702,697,522

Investment (Purchase Price Allocation, "Home Inns") ( (Details) (Home Inns [Member], CNY)	May 21, 2009
Home Inns [Member]
Schedule of equity method investments [Line Items]
Fair value of proportional of share of 18% of net assets acquired	247,029,670
Intangible assets	304,332,935
Deferred tax liabilities arising from the acquisition	(76,083,234)
Goodwill	149,591,668
Total purchase price	624,871,039

Investment (Identified intangible assets acquired, "Home Inns") (Details) (Home Inns [Member], CNY)	12 Months Ended
	Dec. 31, 2009	May 21, 2009
Acquired intangible assets [Line Items]
Fair value		304,332,935
Trademark [Member]
Acquired intangible assets [Line Items]
Fair value		255,435,317
Acquired intangible asset useful life	Indefinite
Franchised relationships [Member]
Acquired intangible assets [Line Items]
Fair value		25,543,532
Acquired intangible asset useful life	8 years
Customer list [Member]
Acquired intangible assets [Line Items]
Fair value		1,459,630
Acquired intangible asset useful life	5 years
Leasehold interest [Member]
Acquired intangible assets [Line Items]
Fair value		21,894,456
Acquired intangible asset useful life	11 years

Investment (Equity method investment summarized financial information, "Home Inns") (Details) (Home Inns [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Home Inns [Member]
Schedule of equity method investments [Line Items]
Current assets	1,908,389
Non-current assets	6,013,060
Current liabilities	1,462,735
Non-current liabilities	2,635,492
Retain earnings	1,051,065
Total revenues	3,447,769
Income from operations	364,600
Net income	357,476

Investment (China Lodging Group, Limited "Hanting") (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2011 Hanting [Member] USD ($)	Dec. 31, 2010 Hanting [Member] USD ($)	Dec. 31, 2010 Hanting [Member] CNY	Mar. 31, 2010 Hanting [Member] USD ($)	Mar. 31, 2010 Hanting [Member] CNY	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] USD ($)	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] Private placement [Member]	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] Shareholders [Member]	Mar. 31, 2010 Hanting [Member] Ordinary share [Member] IPO [Member]	Dec. 31, 2011 Hanting [Member] ADS [Member] USD ($)	Mar. 31, 2010 Hanting [Member] ADS [Member] USD ($)	Mar. 31, 2010 Hanting [Member] ADS [Member] IPO [Member]
Schedule of investments [Line Items]
Purchase of shares, shares purchased												7,202,482	11,646,964	3,200,000			800,000
Purchase of shares, price per share											$ 3.0625					$ 12.25
Purchase of shares, cost of share aggregate									$ 67,500,000	461,000,000
Purchase of shares, number aggregate									22,049,446	22,049,446						3,200,000
Percentage of equity interest purchased aggregate									9.00%	9.00%
Purchase of shares, closing price															$ 14.2
Fair value of available-for-sale investment	88,668,894	558,073,152	130,059,233	858,390,941	492,658,379	78,275,533	120,059,233	792,390,941
Increase in fair value of the investment credited to other comprehensive income					68,000,000

Investment (Dining Secretary China Limited, "Dining Secretary") (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Dining Secretary [Member] USD ($)	Dec. 31, 2011 Dining Secretary [Member] CNY	Nov. 24, 2010 Dining Secretary [Member] Preferred stock [Member] USD ($)	Dec. 31, 2010 BTG-Jianguo [Member] Ordinary share [Member] CNY
Schedule of investments [Line Items]
Total consideration of acquisition			$ 10	10.2
Increase in fair value of the investment credited to other comprehensive income	$ 0.4	2.5

Fair Value Measurement (Assets Measured on Recurring Basis) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 Hanting [Member] USD ($)	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2010 Hanting [Member] USD ($)	Dec. 31, 2010 Hanting [Member] CNY	Dec. 31, 2011 Dining Secretary [Member] USD ($)	Dec. 31, 2011 Dining Secretary [Member] CNY	Dec. 31, 2010 Dining Secretary [Member] USD ($)	Dec. 31, 2010 Dining Secretary [Member] CNY	Dec. 31, 2011 Quoted prices in active market for identical assets (Level 1) [Member] CNY	Dec. 31, 2010 Quoted prices in active market for identical assets (Level 1) [Member] CNY	Dec. 31, 2011 Quoted prices in active market for identical assets (Level 1) [Member] Hanting [Member] CNY	Dec. 31, 2010 Quoted prices in active market for identical assets (Level 1) [Member] Hanting [Member] CNY	Dec. 31, 2011 Quoted prices in active market for identical assets (Level 1) [Member] Dining Secretary [Member] CNY	Dec. 31, 2010 Quoted prices in active market for identical assets (Level 1) [Member] Dining Secretary [Member] CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member] CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Hanting [Member] CNY	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member] Hanting [Member] CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Dining Secretary [Member] CNY	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member] Dining Secretary [Member] CNY	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2010 Unobservable inputs (Level 3) [Member] CNY	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Hanting [Member] CNY	Dec. 31, 2010 Unobservable inputs (Level 3) [Member] Hanting [Member] CNY	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Dining Secretary [Member] CNY	Dec. 31, 2010 Unobservable inputs (Level 3) [Member] Dining Secretary [Member] CNY
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Available-for-sale investments	$ 88,668,894	558,073,152	$ 130,059,233	858,390,941	$ 78,275,533	492,658,379	$ 120,059,233	792,390,941	$ 10,393,361	65,414,773	$ 10,000,000	66,000,000	492,658,379	792,390,941	492,658,379	792,390,941	0	0	0	0	0	0	0	0	65,414,773	66,000,000	0	0	65,414,773	66,000,000

Fair Value Measurement (Reconciliation of Fair Value Measurements) (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Dining Secretary [Member] CNY	Dec. 31, 2010 Dining Secretary [Member] CNY	Dec. 31, 2011 Available-for-sale securities [Member] USD ($)	Dec. 31, 2011 Available-for-sale securities [Member] CNY	Dec. 31, 2010 Available-for-sale securities [Member] CNY	Dec. 31, 2009 Available-for-sale securities [Member] CNY
Fair value, assets measured on recurring basis, unobservable input reconciliation [Line Items]
Fair value of Level 3 investment, beginning balance					$ 10,393,361	65,414,773	66,000,000	0
Investment in series B preferred shares			0	66,670,000
Transfer in and/or out of level 3	0	0
Effect of exchange rate change	(3,061,000)	(670,000)
Change in fair value of investment			2,475,773
Fair value of Level 3 investment, ending balance					$ 10,393,361	65,414,773	66,000,000	0

Goodwill (Goodwill Movement) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Wing On Travel [Member] CNY	Dec. 31, 2010 Wing On Travel [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Goodwill [Line Items]
Balance at beginning of year	$ 126,885,042	798,601,767	758,231,441	322,936,838
Goodwill, acquired during period					0	435,294,603	40,370,326	0
Balance at end of period	$ 126,885,042	798,601,767	758,231,441	322,936,838

Goodwill (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 27, 2010
Wing On Travel [Member]
Goodwill [Line Items]
Percentage of equity interest purchased aggregate			90.00%
Goodwill, acquired during period	0	435,294,603
Flight information service company [Member]
Goodwill [Line Items]
Goodwill, acquired during period	30,000,000
Local-based travel agency [Member]
Goodwill [Line Items]
Goodwill, acquired during period	10,000,000

Intangible Assets (Schedule of Intangible Asset) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Noncompete agreements [Member] CNY	Dec. 31, 2010 Noncompete agreements [Member] CNY	Dec. 31, 2011 Customer list [Member] CNY	Dec. 31, 2010 Customer list [Member] CNY	Dec. 31, 2011 Supplier relationship [Member] CNY	Dec. 31, 2010 Supplier relationship [Member] CNY	Dec. 31, 2011 Technology patent [Member] CNY	Dec. 31, 2010 Technology patent [Member] CNY	Dec. 31, 2011 Cross-border travel agency license [Member] CNY	Dec. 31, 2010 Cross-border travel agency license [Member] CNY	Dec. 31, 2011 Trademark [Member] CNY	Dec. 31, 2010 Trademark [Member] CNY	Dec. 31, 2011 Golf Membership Certificate [Member] CNY	Dec. 31, 2010 Golf Membership Certificate [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Intangible assets net [Line Items]
Intangible assets		328,301,021	310,398,971	11,479,610	11,479,610	11,142,578	11,142,578	9,700,000	0	9,240,000	9,240,000	1,117,277	1,117,277	272,715,235	267,741,235	4,200,000	4,200,000	8,706,321	5,478,271
Less: accumulated amortization		(21,880,829)	(13,434,879)	(6,887,766)	(4,591,844)	(7,846,786)	(4,134,527)	(485,000)	0	(5,544,000)	(3,696,000)	(1,117,277)	(1,012,508)	0	0	0	0	0	0
Net book value	$ 48,685,265	306,420,192	296,964,092	4,591,844	6,887,766	3,295,792	7,008,051	9,215,000	0	3,696,000	5,544,000	0	104,769	272,715,235	267,741,235	4,200,000	4,200,000	8,706,321	5,478,271

Intangible Assets (Amortization Expense) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTANGIBLE ASSETS [Abstract]
Amortization of intangible assets	8,445,950	7,154,262	5,547,422
Schedule of finite-lived intangible assets, future amortization expense [Abstract]
2012	7,564,270
2013	5,959,366
2014	970,000
2015	970,000
2016	970,000
Total	16,433,636

Taxation (Narrative) (Details) (CNY)	12 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hong Kong Profits Tax [Member]	Jun. 30, 2010 Taiwan Enterprise Income Tax [Member]	Dec. 31, 2011 Taiwan Enterprise Income Tax [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] High new tech enterprises [Member]	Dec. 31, 2008 PRC Corporate Income Tax [Member] High new tech enterprises [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Computer Technology [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Travel Information [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2010 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2009 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2008 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Software Hotel Information [Member]	Dec. 31, 2012 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2010 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2009 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2008 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2007 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Information Technology [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Starway Shanghai [Member]
Tax rate disclosure [Line Items]
General enterprise income tax rate					25.00%	17.00%	25.00%
Applicable tax rate	25.00%	25.00%	25.00%	16.50%		17.00%		15.00%		15.00%	15.00%	15.00%	15.00%	12.50%		15.00%	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%
Qualification effective period									3Y
Reduction rate upon statutory income tax rate														50.00%	50.00%
Withholding tax										5.00%	5.00%	5.00%											5.00%	5.00%
Valuation allowance for operating loss carry forwards	14,785,786	12,733,226
Net operating tax loss carry forwards	59,100,000
Net operating tax loss carry forwards expiration period	2014 to 2016

Taxation (Components of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
TAXATION [Abstract]
Current income tax expense		(265,574,760)	(223,144,541)	(146,001,559)
Deferred tax benefit		3,388,535	14,471,531	14,343,474
Adjustments to deferred tax assets/liabilities for enacted CIT rate change		0	3,656,049	0
Income tax expense	$ (41,657,196)	(262,186,225)	(205,016,961)	(131,658,085)

Taxation (Income Tax Rate Reconciliation) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(10.00%)	(11.00%)	(12.00%)
Non-deductible expenses incurred	6.00%	4.00%	6.00%
Others	(1.00%)	(1.00%)	(2.00%)
Effective CIT rate	20.00%	17.00%	17.00%
Deferred tax assets:
Accrued liability for customer reward related programs	24,331,749	17,819,817
Loss carry forward	14,785,786	12,733,226
Accrued staff salary	13,043,243	16,884,937
Deferred tax liabilities	(390,000)	(390,000)
Others	2,797,209	2,821,430
Less: Allowance of deferred tax assets	(14,785,786)	(12,733,226)
Total deferred tax assets	39,782,201	37,136,184
Deferred tax liabilities, non-current:
Recognition of intangible assets	(48,308,692)	(45,382,710)
Net deferred tax liabilities	(8,526,491)	(8,246,526)

Taxation (Preferential Tax on China) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax holiday [Line Items]
Tax holiday effect	115,750,217	125,981,081	92,146,741
ADS [Member]
Income tax holiday [Line Items]
Basic net income per share effect	0.8	0.89	0.69
Diluted net income per share effect	0.76	0.84	0.65

Employee Benefits (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFITS [Abstract]
Expense of Employee Benefits	234,725,030	158,641,293	117,927,376

Related Party Transactions (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Home Inns [Member] CNY	Dec. 31, 2010 Home Inns [Member] CNY	Dec. 31, 2009 Home Inns [Member] CNY	Dec. 31, 2011 Home Inns [Member] USD ($)	Dec. 31, 2011 Home Inns [Member] ADS [Member] USD ($)	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2010 Hanting [Member] CNY	Dec. 31, 2009 Hanting [Member] CNY	Dec. 31, 2011 Hanting [Member] USD ($)	Dec. 31, 2011 Ananda Travel Service (Aust.) Pty Limited ("Ananda") [Member] CNY	Dec. 31, 2010 Ananda Travel Service (Aust.) Pty Limited ("Ananda") [Member] CNY	Dec. 31, 2009 Ananda Travel Service (Aust.) Pty Limited ("Ananda") [Member] CNY	Dec. 31, 2011 Joyu Tourism Operating Group ("Joyu") [Member] CNY	Dec. 31, 2010 Joyu Tourism Operating Group ("Joyu") [Member] CNY	Dec. 31, 2009 Joyu Tourism Operating Group ("Joyu") [Member] CNY	Dec. 31, 2011 Focus Media Holding Limited ("Focus Media") [Member] CNY	Dec. 31, 2010 Focus Media Holding Limited ("Focus Media") [Member] CNY	Dec. 31, 2009 Focus Media Holding Limited ("Focus Media") [Member] CNY	Dec. 31, 2011 Related parties of VIE [Member] CNY	Dec. 31, 2010 Related parties of VIE [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Related party transaction [Line Items]
Commissions from related parties				17,660,504	18,190,563	20,941,782			7,965,109	9,509,062	9,949,158
Purchase of tour package from related parties													29,386,855	21,010,558	0
Printing expenses to related parties																2,160,000	2,160,000	2,160,000
Advertisement purchase from related parties																			0	299,925	425,172
Purchase of Shares of related parties				0	0	359,215,242			0	461,239,269	0
Purchase of shares, number aggregate								7,200,383				22,049,446
Unit Cost of Related Parties								$ 13				$ 3.0625
Percentage of total shares outstanding of related parties							16.00%					9.00%
Total cost of investment				625,000,000			92,000,000		461,000,000			67,500,000
Due from related parties	793,556	4,994,560	3,216,628	2,556,809	1,421,153				1,009,091	871,619														1,428,660	923,856
Due to related parties	$ 1,461,027	9,195,558	11,866,285										8,585,648	11,616,375		360,000	0					249,910	249,910

Other Payables and Accruals (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Accrued operating expenses		99,717,241	80,280,117
Accruals for property and equipment		32,195,338	120,067,060
Deposits received from suppliers and packaged-tour customers		14,936,752	8,991,812
Payable for acquisition		10,750,000	5,100,000
Due to employees for stock option proceeds received on their behalf		7,213,112	8,571,592
Others		11,977,422	12,651,166
Total	$ 28,089,080	176,789,865	235,661,747

Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Ordinary share [Member] CNY	Dec. 31, 2010 Ordinary share [Member] CNY	Dec. 31, 2009 Ordinary share [Member] CNY	Dec. 31, 2011 ADS [Member] CNY	Dec. 31, 2010 ADS [Member] CNY	Dec. 31, 2009 ADS [Member] CNY
Numerator:
Net income attributable to Ctrip's shareholders	$ 171,025,103	1,076,414,897	1,048,069,740	658,973,622
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,977,063	35,977,063	35,385,451	33,592,334
Dilutive effect of share options	2,053,911	2,053,911	2,191,605	1,658,001
Denominator for diluted earnings per ordinary share	38,030,974	38,030,974	37,577,056	35,250,335
Earning per share [Line Items]
Basic					29.92	29.62	19.62	7.48	7.4	4.9
Diluted					28.3	27.89	18.69	7.08	6.97	4.67
Outstanding weighted average stock options and RSUs excluded	715,894	715,894	300,275

Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments for non-cancelable operating leases [Abstract]
2012	37,053,994
2013	22,414,142
2014	12,777,506
2015	6,758,654
2016	1,420,596
Thereafter	0
Total	80,424,892
Operating lease, rental expense [Abstract]
Operating lease, rental expense	66,208,557	45,744,187	25,704,016
Capital commitments [Abstract]
Outstanding Capital Commitments	335,300,000
Guarantee [Abstract]
Guarantee Arrangement	777,000,000

Subsequent Events (Details)	Feb. 02, 2012 Share purchase agreement for Wing On Travel [Member] USD ($)	Mar. 31, 2012 Construction contract for general contracting of information and technology center in Chengdu [Member] CNY
Subsequent event [Line Items]
Acquired percentage of issued share capital	10.00%
Purchase price	$ 9,000,000
Percentage of share capital held in acquiree	100.00%
Total contract price for construction		269,000,000